UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 93.1%
	Auto & Transportation — 1.5%
14,100	Ryder System	1,003,779

	Consumer Discretionary — 21.6%
6,800	Advance Auto Parts	780,708
8,300	Bally Technologies (1)	608,556
24,800	BRP (1)	623,702
12,000	Brunswick	497,520
4,900	Domino’s Pizza	345,989
15,800	Fortune Brands Home & Security	711,948
5,800	Fossil Group (1)	648,614
19,600	Gannett	539,588
900	Graham Holdings Class B	563,454
9,900	Hanesbrands	704,286
6,800	Harman International Industries	703,324
11,548	Jack in the Box (1)	583,982
3,100	John Wiley & Sons Class A	167,834
25,000	KAR Auction Services	695,500
1,524	Liberty Media - Liberty Capital (1)	200,543
20,600	LKQ (1)	557,642
14,800	Republic Services Class A	474,044
7,612	Ross Stores	516,931
13,900	Six Flags Entertainment	498,871
10,000	Snap-on	1,001,500
9,600	Sotheby’s	460,032
17,300	Urban Outfitters (1)	619,686
16,500	VeriSign (1)	969,375
15,076	Waste Connections	616,307
		14,089,936
	Consumer Staples — 1.2%
3,400	Casey’s General Stores	233,478
24,076	WhiteWave Foods Class A (1)	582,880
		816,358
	Financial Services — 17.5%
2,389	Affiliated Managers Group (1)	475,985
2,614	Alexandria REIT	183,320
28,065	Apartment Investment & Management Class A REIT	784,978
17,300	Ares Capital	306,383
2,761	Blackstone Mortgage Trust Class A REIT	77,474
14,905	Commerce Bancshares	647,920
8,700	CoreLogic (1)	277,095
5,900	Cullen/Frost Bankers	436,718
12,192	Douglas Emmett REIT	310,042
7,485	Equity Lifestyle Properties REIT	294,235
800	First Citizens BancShares Class A	176,992
16,100	First Horizon National	189,336
7,800	First Republic Bank	378,534
16,595	HCC Insurance Holdings	712,091
82,100	Huntington Bancshares	744,647
11,028	PartnerRe	1,082,619
9,149	PennyMac Mortgage Investment Trust REIT	215,459
7,100	ProAssurance	329,866
10,400	Raymond James Financial	529,464
6,800	Reinsurance Group of America Class A	507,756
5,000	Torchmark	375,750
15,000	Unum Group	483,000
26,354	Vantiv Class A (1)	799,580
15,100	WR Berkley	585,276
18,200	Zions Bancorporation	523,250
		11,427,770
	Healthcare — 13.0%
22,500	CareFusion (1)	917,325
7,400	DENTSPLY International	341,436
11,884	Envision Healthcare Holdings (1)	392,885
5,369	Henry Schein (1)	616,845
14,339	Life Technologies (1)	1,090,768
11,600	LifePoint Hospitals (1)	614,916
7,700	Masimo (1)	225,225
18,400	Parexel International (1)	898,104
13,939	Premier Class A (1)	483,544
12,718	Quintiles Transnational Holdings (1)	605,758
8,200	Salix Pharmaceuticals (1)	798,188
7,000	Sirona Dental Systems (1)	503,580
10,217	Universal Health Services Class B	837,998
5,000	Wright Medical Group (1)	152,050
		8,478,622
	Materials & Processing — 7.7%
5,653	Airgas	583,616
39,000	Berry Plastics Group (1)	869,700
11,700	CLARCOR	648,414
8,500	Crown Holdings (1)	349,350
18,000	Hexcel (1)	750,240
7,100	Reliance Steel & Aluminum	496,645
33,800	Sealed Air	1,054,222
28,200	Yamana Gold	264,234
		5,016,421
	Other Energy — 3.5%
1,700	Concho Resources (1)	166,243
52,700	Denbury Resources	846,889
7,000	Energen	495,040
31,300	EP Energy Class A (1)	538,360
2,743	Oil States International (1)	257,705
		2,304,237
	Producer Durables — 10.6%
8,200	AGCO	437,306

Shares		Value $

11,000	Alaska Air Group	869,770
13,100	Applied Industrial Technologies	662,074
7,100	Carlisle	529,163
5,200	Dover	450,112
5,491	IDEX	395,407
13,700	Pitney Bowes	344,966
8,700	Regal-Beloit	644,583
18,600	Rollins	536,052
5,500	Spirit Airlines (1)	257,950
9,400	Terex	385,400
2,400	Towers Watson Class A	280,608
11,651	Verisk Analytics Class A (1)	744,033
7,600	Zebra Technologies Class A (1)	417,696
		6,955,120
	Technology — 13.1%
22,523	Amdocs	974,345
15,957	Arrow Electronics (1)	819,870
53,900	Atmel (1)	450,604
18,100	Avnet	743,367
19,200	CDW	454,464
7,600	Gartner (1)	534,508
37,200	Integrated Device Technology (1)	358,980
700	IPG Photonics (1)	46,809
35,200	JDS Uniphase (1)	467,808
14,000	Linear Technology	623,560
9,900	Microchip Technology	444,114
10,200	MICROS Systems (1)	566,406
25,500	PTC (1)	909,840
5,900	SBA Communications Class A (1)	547,225
15,194	Synopsys (1)	605,633
		8,547,533
	Utilities — 3.4%
4,500	Laclede Group	206,505
19,800	NorthWestern	895,158
13,700	Portland General Electric	413,466
11,400	Questar	265,848
13,600	Westar Energy Class A	451,112
		2,232,089
	TOTAL COMMON STOCK (Cost $45,077,159)	60,871,865
	TOTAL INVESTMENTS — 93.1% (Cost $45,077,159)	60,871,865
	OTHER ASSETS LESS LIABILITIES — 6.9%	4,484,844
	NET ASSETS — 100%	$65,356,709

(1) Denotes non-income producing security.

REIT — Real Estate Investment Trust

* At January 31, 2014, the tax basis cost of the Fund’s investments was $45,077,159, and the unrealized appreciation and depreciation were $15,988,024 and $(193,31 8), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schorder Emerging Market Equity Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 95.1%
	Brazil — 6.6%
1,706,320	AMBEV ADR	11,159,333
255,181	Banco Bradesco ADR	2,687,056
500,800	BR Malls Participacoes	3,154,319
278,823	BRF ADR	4,929,591
958,056	Cia de Concessoes Rodoviarias	6,169,352
233,800	Cielo	6,223,687
469,400	Gerdau ADR	3,309,270
332,605	Iochpe-Maxion	3,349,135
34,165	Lojas Renner	784,737
38,578	Petroleo Brasileiro ADR (1)	432,459
465,196	Petroleo Brasileiro Class A ADR (1)	5,535,832
338,500	Ultrapar Participacoes	7,476,246
33,400	Ultrapar Participacoes ADR	736,470
639,000	Vale Class B ADR	8,690,400
		64,637,887
	China — 21.9%
1,253,000	AAC Technologies Holdings (2)	5,368,438
55,721	Baidu ADR (1)	8,720,337
6,876,000	Brilliance China Automotive Holdings (2)	10,480,335
37,331,320	China Construction Bank Class H (2)	25,861,145
2,315,000	China Life Insurance Class H (2)	6,301,119
1,111,000	China Mobile (2)	10,601,525
1,970,000	China Overseas Land & Investment (2)	5,288,162
4,174,000	China Pacific Insurance Group Class H (2)	15,157,036
31,047,600	China Petroleum & Chemical Class H (2)	24,524,317
10,038,000	CNOOC (2)	15,592,164
1,111,000	Hengan International Group (2)	11,951,555
20,183,565	Industrial & Commercial Bank of China Class H (2)	12,444,375
217,400	Mindray Medical International ADR	7,617,696
2,281,000	Sun Art Retail Group (2)	2,986,448
524,700	Tencent Holdings (2)	36,786,674
292,000	Tsingtao Brewery Class H (2)	2,141,724
1,226,200	Weichai Power Class H (2)	4,659,497
111,241	Yum! Brands	7,469,833
		213,952,380
	Czech Republic — 0.3%
11,039	Komercni Banka	2,390,996

	Egypt — 0.2% (2)
457,692	Commercial International Bank	2,247,695

	Greece — 0.5%
196,276	Hellenic Telecommunications Organization (1)	2,858,966
859,616	Piraeus Bank (1)	2,005,713
		4,864,679
	Hong Kong — 1.5% (2)
3,047,800	AIA Group	14,048,982

	Hungary — 2.1%
742,414	OTP Bank	13,601,221
353,933	Richter Gedeon Nyrt	7,157,030
		20,758,251
	India — 6.4%
230,370	Axis Bank	4,128,864
1,015,457	HDFC Bank	10,186,174
127,000	HDFC Bank ADR	3,973,830
66,731	Idea Cellular	152,835
123,867	Infosys	7,316,960
439,751	Lupin	6,189,712
655,048	Reliance Industries	8,689,540
417,999	Tata Consultancy Services	14,951,028
692,529	Tata Motors	3,863,595
117,222	Tata Motors ADR	3,264,633
		62,717,171
	Malaysia — 2.3% (2)
3,551,200	Axiata Group	6,962,219
2,286,703	CIMB Group Holdings	4,730,432
1,842,200	Genting	5,732,977
808,800	Public Bank	4,616,635
		22,042,263
	Mexico — 3.5%
1,571,967	Alfa Class A	4,428,871
269,564	America Movil, Series L ADR	5,730,931
406,200	Cemex ADR (1)	5,024,694
42,700	Fomento Economico Mexicano ADR	3,853,248
210,931	Gruma Class B (1)	1,719,117
1,158,843	Grupo Financiero Banorte Class O	7,314,904
1,595,500	Grupo Mexico	5,139,385
237,851	Mexichem	824,849
		34,035,999

Shares		Value $

	Peru — 0.5%
33,953	Credicorp	4,479,080

	Philippines — 0.8%
2,332,900	Alliance Global Group (2)	1,390,122
7,980,200	Ayala Land (2)	4,596,101
1,067,800	Robinsons Retail Holdings (1)	1,401,900
43,500	SM Investments (2)	672,854
		8,060,977
	Poland — 1.7%
122,603	Cyfrowy Polsat (1)	766,269
231,315	Jeronimo Martins SGPS	3,963,662
919,808	Powszechna Kasa Oszczednosci Bank Polski	11,906,144
		16,636,075
	Qatar — 0.4%
56,108	Gulf International Services OSC	1,163,283
59,525	Qatar National Bank (1) (2) (3)	3,015,849
		4,179,132
	Russia — 8.3%
1,498,941	Gazprom ADR	12,433,716
427,166	LUKOIL ADR	24,348,462
73,634	Magnit GDR	3,884,193
110,857	Mail.ru Group GDR (1)	4,131,640
412,300	Mobile Telesystems ADR	7,112,175
39,450	NovaTek GDR	4,816,845
1,826,515	Sberbank Savings Bank of the Russian Federation ADR	19,762,892
130,498	Yandex Class A (1)	4,795,802
		81,285,725
	South Africa — 2.3%
122,428	Naspers Class N	12,512,965
155,452	Sasol	7,460,689
476,787	Woolworths Holdings	2,596,014
		22,569,668
	South Korea — 19.8% (2)
225,370	Cheil Worldwide (1)	5,858,858
310,830	DGB Financial Group	4,813,416
426,700	Hana Financial Group	16,146,072
118,100	Hankook Tire	6,760,590
66,589	Hyundai Department Store	8,845,172
98,706	Hyundai Engineering & Construction	5,335,282
127,766	Hyundai Motor	27,728,448
68,111	LG Chem	16,315,961
23,850	LG Household & Health Care	10,560,234
10,810	NAVER	6,820,623
45,448	Samsung Electronics	53,819,919
193,470	Samsung Heavy Industries	6,003,110
185,030	Shinhan Financial Group	7,808,354
295,920	SK Hynix (1)	10,311,016
18,908	SK Innovation	2,212,809
18,524	SK Telecom	3,732,314
		193,072,178
	Taiwan — 11.7% (2)
9,039,228	Cathay Financial Holding	13,593,222
16,154,150	CTBC Financial Holding	10,634,033
2,244,480	Formosa Plastics	5,764,153
8,419,581	Hon Hai Precision Industry	23,520,827
1,014,000	MediaTek	13,513,277
4,790,239	Mega Financial Holding	3,867,536
1,281,590	Nan Ya Plastics	2,792,944
3,023,337	Taiwan Cement	4,413,514
10,333,139	Taiwan Semiconductor Manufacturing	35,581,698
		113,681,204
	Thailand — 2.2%
706,100	Bangkok Bank	3,668,469
1,707,647	Kasikornbank	8,794,305
55,353	Kasikornbank NVDR	285,065
10,761,100	Land & Houses NVDR	2,803,558
729,100	PTT	6,096,080
8,600	PTT NVDR	71,905
		21,719,382
	Turkey — 1.4%
1,451,143	Akbank	3,697,507
872,021	Turk Hava Yollari	2,599,939
913,513	Turkcell Iletisim Hizmetleri (1)	4,501,696
1,489,169	Turkiye Vakiflar Bankasi Tao Class D	2,272,685
		13,071,827
	United Arab Emirates — 0.7% (2)
3,306,683	Emaar Properties PJSC	7,196,772
	TOTAL COMMON STOCK (Cost $890,609,872)	927,648,323

	PREFERRED STOCK — 2.1%
	Brazil — 2.1%
1,234,616	Itau Unibanco Holding ADR	15,111,700
88,600	Telefonica Brasil ADR	1,683,400

Shares		Value $

293,900	Vale Class B ADR	3,609,092
	TOTAL PREFERRED STOCK (Cost $26,350,733)	20,404,192

	EQUITY-LINKED
	WARRANTS (1) (4) — 1.0%
	Russia — 1.0%
30,581	Magnit Expires 08/14/15	7,279,807
358,018	Mobile Telesystems Expires 05/25/16	2,957,229
	TOTAL EQUITY-LINKED WARRANTS (Cost $10,873,260)	10,237,036
	TOTAL INVESTMENTS — 98.2% (Cost $927,833,865)	958,289,551
	OTHER ASSETS LESS LIABILITIES — 1.8%	17,450,422
	NET ASSETS — 100%	$975,739,973

(1)              Denotes non-income producing security.

(2)              Security is fair valued.

(3)              Security considered illiquid. On January 31, 2014 the value of these securities amounted to $3,015,849, representing 0.3% of the net assets of the Fund.

(4)              Security is not readily marketable.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

* At January 31, 2014, the tax basis cost of the Fund’s investments was $927,833,865, and the unrealized appreciation and depreciation were $83,049,631 and $(52,593,945), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 89.8%
	Australia — 3.6%
37,523	Adelaide Brighton	124,129
37,791	Ausdrill	29,766
3,469	Austin Engineering	10,777
44,779	Australian Pharmaceutical Industries	23,317
23,489	AWE (1)	26,621
7,441	BHP Billiton	238,144
58,915	BWP Trust REIT	114,462
22,537	Cabcharge Australia	75,540
18,535	Cardno	103,814
50,919	Coca-Cola Amatil	520,928
18,314	Codan	15,306
27,070	Collection House	43,709
4,899	Credit Group	40,559
13,299	Decmil Group	22,695
9,511	Downer EDI	41,035
7,355	DWS	8,625
17,512	Energy Resources of Australia (1)	19,310
13,276	Fleetwood	33,461
9,733	Forge Group	6,090
96,376	Grange Resources	22,773
15,121	GUD Holdings	82,972
4,498	iiNET	26,532
3,689	JB Hi-Fi	58,112
30,189	Kingsgate Consolidated	29,722
16,799	Leighton Holdings	241,842
8,641	MACA	19,284
112,004	Macmahon Holdings (1)	13,233
13,180	Macquarie Group	623,901
28,619	MaxiTRANS Industries	31,808
32,846	Medusa Mining (1)	56,053
29,127	Mineral Resources	287,533
11,666	Monadelphous Group	163,148
189,104	Mount Gibson Iron	173,769
46,363	Myer Holdings	102,654
51,675	Northern Star Resources	39,797
38,073	NRW Holdings	41,650
3,246	Orica	66,757
6,136	OrotonGroup	22,554
14,205	OZ Minerals	43,759
30,643	PanAust	43,846
20,453	Programmed Maintenance Services	55,130
26,653	RCR Tomlinson	71,609
194,188	Resolute Mining (1)	92,619
2,867	Rio Tinto	164,695
18,356	Seven Group Holdings	124,980
15,561	Skilled Group	38,812
7,557	SMS Management & Technology	26,719
50,496	St. Barbara (1)	13,920
12,209	Sydney Airport	42,098
18,328	Tassal Group	52,931
99,177	Telstra	446,126
12,132	Thorn Group	21,553
23,746	Troy Resources (1)	23,483
17,644	Watpac (1)	15,904
84,042	Westfield Retail Trust REIT	222,119
26,208	Woolworths	781,428
14,119	WorleyParsons	203,260
		6,087,373
	Austria — 1.3%
8,310	Atrium European Real Estate	46,692
13,823	EVN	215,329
1,649	Immobilien Anlagen (1)	28,690
19,196	IMMOFINANZ	90,588
1,006	Mayr Melnhof Karton	122,994
3,856	Oesterreichische Post	177,835
19,170	OMV	829,937
4,636	Raiffeisen Bank International	178,200
14,512	Verbund	306,113
4,204	Voestalpine	188,498
		2,184,876
	Belgium — 0.7%
2,979	Ageas	128,067
1,819	Barco	137,949
14,611	Belgacom	417,570
3,097	Delhaize Group	199,282
1,191	Gimv	59,209
6,583	Mobistar	124,477
3,218	RHJ International (1)	15,972
932	Sofina	107,574
359	Van de Velde	17,978
		1,208,078
	Bermuda — 0.6%
51,521	Catlin Group	446,768
11,267	Lancashire Holdings	139,654
14,137	Seadrill	506,932
		1,093,354
	Brazil — 0.7%
6,400	Bematech	21,747
18,717	Cia Energetica de Minas Gerais ADR	107,997
4,400	Cia Paranaense de Energia ADR	50,424
6,800	Eternit	22,514
15,900	Helbor Empreendimentos	46,120
11,500	MRV Engenharia e Participacoes	39,314
8,100	Santos Brasil Participacoes	54,677
12,700	Telefonica Brasil ADR	241,300
9,900	Tractebel Energia	141,531
8,700	Transmissora Alianca de Energia Eletrica	63,882

Shares		Value $

31,100	Vale	425,922
		1,215,428
	British Virgin Islands — 0.1%
14,616	Playtech	165,668

	Cambodia — 0.1% (2)
104,000	NagaCorp	99,509

	Canada — 3.7%
3,700	Agrium	322,610
8,400	Artis REIT	113,810
11,200	BCE	470,224
4,300	Calvalley Petroleums Class A (1)	6,409
24,900	Canadian Oil Sands Trust	447,585
10,600	Centerra Gold	41,020
6,700	Cominar REIT	111,772
4,600	Corus Entertainment Class B	102,140
10,800	Ensign Energy Services	159,515
1,700	Evertz Technologies	26,406
17,100	Genworth MI Canada	511,426
47,700	IAMGOLD (1)	175,168
3,204	Lightstream Resources	17,865
5,200	Magna International Class A	441,679
1,600	Metro Class A	91,956
400	Morguard	44,994
1,300	Morguard REIT	19,084
19,600	Nevsun Resources	71,977
2,000	Noranda Income Fund	9,248
1,200	North West	27,389
1,400	Northern Property REIT	36,566
3,000	Pacific Rubiales Energy	45,603
10,800	Pan American Silver	135,951
3,500	Parkland Fuel	56,503
5,800	Potash Corp. of Saskatchewan	181,850
4,700	Power Financial	144,830
14,400	Rogers Communications Class B	605,737
4,600	Savanna Energy Services	32,546
28,400	Shaw Communications Class B	626,521
6,300	Sherritt International	19,459
7,800	Suncor Energy	256,253
24,100	Teck Resources Class B	579,915
16,500	Transcontinental Class A	207,852
13,600	Transglobe Energy (1)	98,787
1,200	Valener	16,851
4,041	Yellow Media (1)	85,809
		6,343,310
	Chile — 0.1%
19,304	AFP Habitat	24,329
69,891	Almendral	6,292
55,946	Inversiones Aguas Metropolitanas	90,101
		120,722
	China — 1.3%
110,000	361 Degrees International (2)	28,413
45,000	Asia Cement China Holdings (2)	28,839
586,000	Bank of China Class H (2)	247,339
272,000	Bank of Communications Class H (2)	176,677
30,000	Baoye Group Class H	19,089
74,000	Beijing Capital Land Class H (2)	25,227
2,100	Changyou.com ADR (1)	63,063
60,000	Chaoda Modern Agriculture Holdings (1) (2) (3)	6,001
510,000	China Lumena New Materials (2)	90,484
410,400	China Petroleum & Chemical Class H (2)	324,173
30,500	China Railway Construction Class H (2)	25,445
112,000	China Shanshui Cement Group (2)	36,773
73,000	China Shenhua Energy Class H (2)	187,372
80,000	China Taifeng Beddings Holdings (2)	16,340
72,000	Harbin Electric Class H (2)	40,062
146,000	Jiangsu Expressway Class H (2)	183,299
20,000	Jingwei Textile Machinery Class H (2) (3)	15,637
49,000	Pacific Textile Holdings (2)	69,749
159,500	Parkson Retail Group (2)	48,536
150,000	Powerlong Real Estate Holdings (2)	28,730
68,000	Qingling Motors Class H (2)	18,875
60,000	SinoMedia Holding (2)	41,347
32,500	Sino-Ocean Land Holdings (2)	17,505
101,000	Soho China (2)	80,122
37,000	Xinhua Winshare Publishing and Media Class H (2)	20,930
184,000	Yangzijiang Shipbuilding Holdings (2)	165,617
300,000	Yuanda China Holdings (2)	23,602
158,000	Zhaojin Mining Industry (2)	92,193
502,000	Zijin Mining Group Class H (2)	106,634
43,000	Zoomlion Heavy Industry Science and Technology Class H (2)	34,977
		2,263,050
	Czech Republic — 0.3%
14,133	CEZ	356,510
9,066	Telefonica Czech Republic	131,399
		487,909
	Denmark — 1.1%
103	AP Moeller - Maersk Class B	1,148,706
25,826	H Lundbeck	640,002
1,541	Schouw	67,685
		1,856,393

Shares		Value $

	Egypt — 0.1%
122,536	Centamin (1)	88,834

	Finland — 1.5%
7,110	Elisa	182,485
6,956	Fortum	149,637
6,423	Nokian Renkaat	271,144
23,848	Orion Class B	623,338
14,942	Sampo Class A	694,250
9,006	Sponda	43,606
27,108	Stora Enso Class R	253,732
5,122	Tieto	112,464
669	Tikkurila	16,782
13,445	UPM-Kymmene	206,358
		2,553,796
	France — 5.9%
6,866	ABC Arbitrage	45,653
9,967	Alstom	282,966
1,439	Altamir	20,961
1,511	Alten	68,158
3,985	April	89,756
845	AtoS	73,952
12,718	BNP Paribas	985,433
3,762	Boiron	266,377
9,192	Bouygues	351,960
454	Cegid Group	16,471
5,846	Cie Generale des Etablissements Michelin	617,518
711	Ciments Francais	56,232
29,144	CNP Assurances	571,127
13,182	Credit Agricole (1)	177,556
511	Eramet	48,788
9,151	Eutelsat Communications	277,881
406	FFP (1)	23,546
5,219	GDF Suez	115,333
4,821	Groupe Danone	318,637
1,409	Interparfums	59,100
17,126	Metropole Television	371,531
27,695	Natixis	163,044
2,598	Neopost	220,398
166	Norbert Dentressangle	23,013
7,457	Plastic Omnium	193,151
1,955	Renault	170,754
12,863	Sanofi	1,262,966
1,368	SCOR	44,392
3,426	SEB	268,554
11,116	Societe d’Edition de Canal +	88,004
11,942	Societe Generale	677,752
29,193	Solocal Group (1)	51,972
5,945	Thales	387,473
15,772	Total	900,649
3,598	Valeo	402,236
6,562	Vinci	429,811
		10,123,105
	Gabon — 0.0%
108	Total Gabon	66,278

	Germany — 2.9%
1,759	Aareal Bank (1)	64,861
5,345	ADVA Optical Networking (1)	27,538
634	Allianz	105,859
6,120	BASF	656,448
147	Bijou Brigitte	14,657
860	Cewe Stiftung & KGAA	50,658
13,766	Commerzbank (1)	234,400
3,076	Continental	662,743
1,582	CropEnergies	12,269
2,918	Deutsche Bank	141,246
243	Draegerwerk & KGaA	24,646
1,360	Generali Deutschland Holding	206,903
2,733	Hamburger Hafen und Logistik	68,376
12,306	Hannover Rueck	977,576
386	Indus Holding	15,303
14,161	K+S	421,898
719	Koenig & Bauer	12,102
7,522	MLP	57,695
1,833	Muenchener Rueckversicherungs	378,615
2,714	Software	100,880
83	Sto	15,672
26,629	Suedzucker	664,423
		4,914,768
	Greece — 0.2%
2,794	Metka	44,466
18,529	OPAP	238,656
4,494	Public Power	60,005
		343,127
	Guernsey — 0.3%
84,144	Resolution	482,198

	Hong Kong — 4.5%
116,000	Allied Properties HK (2)	22,492
32,000	AMVIG Holdings	13,148
20,000	APT Satellite Holdings (2)	25,164
221,016	Asian Citrus Holdings (1)	56,770
42,000	Bank of East Asia (2)	159,588
104,000	Bolina Holding (2)	46,739
430,000	Bosideng International Holdings (2)	77,772
46,000	C C Land Holdings (2)	9,931

Shares		Value $

216,000	Century City International Holdings (2)	17,479
240,000	Champion REIT (2)	102,125
13,000	Cheung Kong Holdings (2)	192,839
154,000	China BlueChemical (2)	84,040
129,000	China Green Holdings (1) (2)	11,197
36,000	China Lilang (2)	21,610
32,000	China Mobile (2)	305,354
15,040	China Ocean Resources (1) (2)	43,676
92,000	China Sanjiang Fine Chemicals (2)	43,173
188,000	China South City Holdings (2)	96,849
432,000	China Tontine Wines Group (1) (2)	18,560
168,000	China Travel International Investment HK (2)	32,021
257,000	CNOOC (2)	399,202
310,000	Coastal Greenland (1) (2)	13,653
810,000	CSI Properties (2)	30,305
1,280,000	CST Mining Group (1) (2)	10,008
70,400	Dah Sing Banking Group (2)	101,677
29,600	Dah Sing Financial Holdings (2)	141,721
79,000	Dan Form Holdings (2)	7,918
104,000	Daphne International Holdings (2)	52,917
13,000	Dickson Concepts International (2)	7,358
120,000	Dongyue Group (2)	42,542
113,000	Dorsett Hospitality International (2)	21,336
285,000	Emperor Entertainment Hotel (2)	159,815
288,000	Emperor International Holdings (2)	75,741
9,500	Fairwood Holdings (2)	19,244
79,000	Far East Consortium International (2)	29,096
304,000	First Pacific (2)	299,564
48,000	Giordano International (2)	34,445
23,000	Goldlion Holdings (2)	10,787
35,279	Great Eagle Holdings (2)	115,272
248,000	Guangdong Investment (2)	228,766
16,500	Henderson Land Development (2)	88,758
28,000	HKR International (2)	12,940
11,000	Hongkong & Shanghai Hotels (2)	15,048
50,000	Hongkong Land Holdings	301,000
22,000	Hopewell Holdings (2)	76,226
373,000	Huabao International Holdings (2)	188,869
486,000	Hutchison Telecommunications Hong Kong Holdings (2)	178,307
31,000	Hysan Development (2)	122,214
36,000	Kerry Properties (2)	115,462
17,000	Kowloon Development (2)	19,810
824,000	Lai Fung Holdings (2)	20,548
501,000	Lai Sun Development (1) (2)	12,546
339,000	Loudong General Nice Resources China Holdings (1)	22,269
39,000	Luk Fook Holdings International (2)	125,375
226,000	MIE Holdings (2)	39,978
9,000	NAM TAI Electronics	54,810
79,602	New World Development (2)	99,548
5,600	Norstar Founders Group (1)	462
125,000	Peak Sport Products (2)	33,015
38,000	Pico Far East Holdings (2)	10,831
52,000	Ports Design (2)	37,536
207,000	Prince Frog International Holdings (2)	66,464
63,000	Prosperity REIT (2)	17,983
167,000	Real Nutriceutical Group (2)	35,797
51,000	Regal REIT (2)	13,650
155,000	Regent Manner International (2)	25,038
21,000	Road King Infrastructure (2)	19,192
10,000	Shandong Luoxin Pharmacy Stock Class H (2)	9,057
260,000	Shenguan Holdings Group (2)	114,649
114,000	Shenzhen Investment (2)	40,667
118,000	Silver Grant International (2)	15,281
164,000	Sino Land (2)	217,681
380,000	Sinofert Holdings (2)	55,814
216,000	Sinolink Worldwide Holdings (1) (2)	20,285
109,000	SmarTone Telecommunications Holdings (2)	120,651
8,000	SOCAM Development (2)	7,734
20,000	Soundwill Holdings (2)	35,598
33,000	Sun Hung Kai Properties (2)	402,383
227,000	SUNeVision Holdings (2)	74,234
46,000	Sunlight REIT (2)	16,767
31,000	Swire Pacific Class A (2)	334,033
63,400	Swire Properties (2)	163,336
41,000	TAI Cheung Holdings	29,203
23,000	Television Broadcasts (2)	143,935
234,000	Tianjin Port Development Holdings (2)	33,673
90,000	Tianneng Power International (2)	39,875
120,000	Tibet 5100 Water Resources Holdings (2)	52,148
6,900	VTech Holdings (2)	83,300
122,000	Wasion Group Holdings (2)	73,586
53,000	Wharf Holdings (2)	360,793
35,000	Wheelock (2)	142,403
89,500	XTEP International Holdings (2)	44,985
4,000	YGM Trading	8,656
		7,576,297
	Indonesia — 0.6% (2)
45,000	Indo Tambangraya Megah	98,849
1,837,000	Panin Financial (1)	33,493
792,500	Perusahaan Gas Negara	308,273
1,532,000	Telekomunikasi Indonesia Persero	284,088
184,000	United Tractors	289,900
		1,014,603

Shares		Value $

	Ireland — 0.0%
1,406	Dragon Oil	13,369
3,548	Irish Bank Resolution (1) (2) (3)	—
17,066	Total Produce	20,485
		33,854
	Isle of Man — 0.0%
1,235	Eros International Class A (1)	11,609

	Israel — 2.2%
3,556	Airport City (1) (2)	32,492
4,471	Babylon (2)	10,140
101,915	Bank Hapoalim (2)	529,217
154,155	Bank Leumi Le-Israel (1) (2)	585,579
257,764	Bezeq Israeli Telecommunication (2)	392,813
4,985	Discount Investment (1) (2)	36,706
11,564	First International Bank of Israel (2)	183,203
59,125	Israel Chemicals (2)	483,327
98,338	Israel Discount Bank Class A (1) (2)	168,642
2,524	Ituran Location and Control (2)	55,253
102,427	Migdal Insurance & Financial Holding (2)	166,067
36,307	Shikun & Binui (2)	84,441
23,834	Teva Pharmaceutical Industries ADR	1,063,711
3,827	Union Bank of Israel (1) (2)	16,765
		3,808,356
	Italy — 2.4%
133,933	A2A	144,600
4,863	ACEA	53,618
11,972	Ascopiave	31,890
18,122	Autostrada Torino-Milano	272,276
231,128	Banca Monte dei Paschi di Siena(1)	52,650
19,708	Banca Piccolo Credito Valtellinese(1)	31,897
6,997	Banca Popolare dell’Emilia Romagna (1)	66,200
13,864	Banca Popolare dell’Etruria e del Lazio (1)	12,930
111,461	Banca Popolare di Milano (1)	67,543
51,343	Banco Popolare (1)	88,220
31,503	Beni Stabili REIT	23,369
4,098	Danieli & C Officine Meccaniche	136,849
39,706	ENI	902,348
8,820	Exor	346,043
3,603	Gtech Spa	109,822
12,008	Immobiliare Grande Distribuzione REIT	15,871
114,833	Intesa Sanpaolo	311,301
7,712	Italcementi	76,137
25,335	Mediobanca (1)	232,865
21,549	Recordati	337,425
737	Reply	56,211
4,630	Societa Cattolica di Assicurazioni	116,773
13,596	Societa Iniziative Autostradali e Servizi	135,694
22,922	Sogefi	123,660
40,342	UniCredit	303,606
13,260	Unione di Banche Italiane	96,841
1,947	Zignago Vetro	13,734
		4,160,373
	Japan — 19.4%
2,000	77 Bank	9,259
3,000	Access (1)	19,937
33,000	Achilles	46,834
11,400	ADEKA	127,200
1,100	Aeon Delight	22,308
800	Aichi Bank	38,015
13,000	Aichi Steel	52,931
3,800	Ain Pharmaciez	188,196
6,700	Aisan Industry	63,151
4,600	Aisin Seiki	172,213
5,000	Akita Bank	13,458
2,600	Alinco	29,112
1,800	Alpen	33,350
2,300	Alpine Electronics	32,642
600	Amiyaki Tei	19,967
900	Amuse	18,014
1,700	Aoyama Trading	44,193
1,300	Arakawa Chemical Industries	11,566
1,100	Arc Land Sakamoto	18,572
500	As One	11,412
3,300	Asahi Broadcasting	21,705
9,000	Asahi Glass	51,532
3,900	Asahi Holdings	73,557
600	Asax	8,251
19,000	Atsugi	21,572
3,700	Avex Group Holdings	85,103
13,000	Awa Bank	63,492
1,400	Axell	23,911
3,000	Bando Chemical Industries	11,951
17,000	Bank of Kochi	27,621
14,000	Bank of Nagoya	46,315
23,000	Bank of Yokohama	117,285
7,200	Best Bridal	43,199
6,800	BML	231,947
28,100	Bridgestone	1,026,969
6,200	Brother Industries	79,556
7,000	Bunka Shutter	43,232
300	C Uyemura	14,124
1,100	CAC	10,056
19,500	Canon	573,720
2,400	Canon Electronics	46,064
2,700	Canon Marketing Japan	34,909

Shares		Value $

1,000	Central Automotive Products	6,851
5,300	Central Japan Railway	587,217
5,000	Chiba Bank	32,103
8,100	Chiba Kogyo Bank (1)	56,764
1,300	Chiyoda	25,740
700	Chofu Seisakusho	15,724
2,100	Chori	23,822
6,900	Chudenko	123,858
11,000	Chugoku Marine Paints	60,076
2,200	Cleanup	19,336
5,400	CMIC	70,770
3,100	Corona Class A	33,558
1,900	Create Restaurants Holdings	55,046
1,000	Create SD Holdings	33,816
2,400	CTI Engineering	25,017
6,000	Dai Nippon Printing	60,194
4,000	Daido Metal	43,261
7,000	Daihatsu Diesel Manufacturing	49,604
25,000	Daihatsu Motor	395,419
5,000	Daiichi Jitsugyo	22,952
1,100	Dai-ichi Seiko	13,307
3,800	Daiichikosho	118,831
2,700	Daikoku Denki	64,798
1,800	Dainichi	13,619
4,000	Dainichiseika Color & Chemicals Manufacturing	18,048	s
31,000	Daishi Bank	112,264
4,000	Daishinku	17,226
21,000	Daito Bank	23,020
11,000	Daiwa Industries	73,534
11,900	Dena (1)	230,266
5,000	Denki Kogyo	32,740
1,500	Denyo	20,686
3,800	Doshisha	51,252
2,400	Doutor Nichires Holdings	41,413
2,600	Dr Ci:Labo	79,270
3,700	Duskin	71,161
63,200	Dynam Japan Holdings (2)	250,472
6,000	Eidai	36,292
2,400	Elecom Class REIT	34,836
2,000	ESPEC	16,306
1,300	F T Communications	38,872
14,000	FamilyMart	635,803
13,000	FCC	252,697
5,500	Fields	105,672
2,300	First Juken	31,336
8,900	FJ Next	45,907
21,000	Fuji Heavy Industries	585,172
2,400	Fuji Kosan	15,926
19,000	Fujibo Holdings	39,796
10,200	FUJIFILM Holdings	302,196
8,400	Fujikura Kasei	48,507
1,600	Fujishoji	20,139
2,800	Fujitsu Frontech	39,738
22,000	Fujitsu General	263,130
1,100	FuKoKu	11,014
800	Fukuda Denshi	34,139
6,000	Fukushima Industries	95,488
1,700	Funai Electric (1)	20,998
900	Futaba	11,284
1,200	Fuyo General Lease	42,165
2,400	Gendai Agency	14,353
7,800	Geo	74,282
2,500	Graphite Design	23,955
22,600	Gree (1)	224,076
1,900	G-Tekt	57,463
6,000	Gunma Bank	32,240
28,000	Hachijuni Bank	156,758
2,000	Hagihara Industries	26,994
1,000	Hakuto	9,983
1,300	Hard Off	11,273
8,000	Heiwa	143,056
23,000	Higo Bank	121,562
2,800	HI-LEX	66,979
1,600	Hirano Tecseed	18,683
2,000	Hisaka Works	19,732
800	Hogy Medical	41,578
1,150	Honeys	10,277
38,000	Hyakugo Bank	155,094
13,000	Hyakujushi Bank	42,880
2,700	Imasen Electric Industrial	38,107
2,500	Inaba Denki Sangyo	79,769
7,600	Inabata	85,618
1,700	Ines	12,596
1,800	Infocom	15,504
60,100	Inpex	717,647
82,000	Isuzu Motors	496,799
2,700	IT Holdings	45,057
22,000	ITOCHU	272,389
1,600	Itochu Enex	9,427
300	Itochu-Shokuhin	9,983
14,000	Iwatsu Electric (1)	13,292
12,000	Iyo Bank	113,575
10,000	Japan Digital Laboratory	150,240
3,900	Japan Foundation Engineering	13,017
5,200	Japan Petroleum Exploration	194,676
22,000	Juroku Bank	77,303
5,300	JVC Kenwood (1)	10,116
26,900	JX Holdings	130,854
17,000	Kagoshima Bank	102,995
19,000	Kaken Pharmaceutical	305,354
2,000	Kamei	15,112
17,000	Kamigumi	153,744
12,000	Kandenko	61,544

Shares		Value $

13,000	Kaneka	81,687
2,500	Kanematsu Electronics	33,204
5,400	Kato Sangyo	98,360
7,000	KDDI	390,868
3,100	Keihin	46,726
27,000	Keiyo Bank	118,391
1,200	Kenko Mayonnaise	10,876
11,400	Kimoto	89,263
20,000	Kinden	197,318
9,000	Kinki Sharyo	29,422
2,000	Koatsu Gas Kogyo	11,197
6,800	Komatsu	142,962
700	Komatsu Wall Industry	14,018
2,300	Konaka	19,112
16,500	Konica Minolta Holdings	176,353
3,700	Konishi	70,219
700	Koshidaka Holdings	20,862
8,900	Kura	148,783
9,100	Kuroda Electric	140,637
3,300	Kyoei Steel	66,988
8,000	Kyowa Exeo	105,550
3,000	Kyudenko	23,813
4,600	Lasertec	49,480
5,600	Lawson	409,983
1,200	LEC	14,012
7,800	Lintec	144,136
8,000	Maeda Road Construction	132,172
900	Maezawa Kyuso Industries	11,443
18,000	Mamiya-Op	40,697
1,500	Mars Engineering	28,805
62,000	Marubeni	438,739
900	Maruka Machinery	10,615
2,300	Matsuda Sangyo	29,985
3,900	Matsumotokiyoshi Holdings	139,899
2,200	Megachips (1)	30,167
2,900	Meiko Network Japan	32,074
9,000	Meisei Industrial	42,106
5,100	Meiwa	17,321
1,900	Melco Holdings	31,428
10	MID Class A REIT	22,893
7,000	Mie Bank	15,553
700	Ministop	11,264
8,500	Miraca Holdings	405,574
3,100	Mitani	65,204
1,300	Mitani Sekisan	15,281
23,000	Mito Securities	106,029
4,400	Mitsubishi	81,954
15,000	Mitsubishi Chemical Holdings	64,745
1,200	Mitsubishi Pencil	27,965
106,700	Mitsubishi UFJ Financial Group	650,623
3,000	Mitsuboshi Belting	16,854
41,000	Mitsui	555,789
2,800	Mitsui High-Tec	18,855
11,000	Miyazaki Bank	30,684
4,800	Mochida Pharmaceutical	279,534
9,800	Moshi Moshi Hotline	103,496
8,100	NAC	135,410
700	Nafco	10,791
2,000	Nakayo Telecommunications	6,773
10,800	Namura Shipbuilding	151,054
2,600	Natoco	28,502
1,100	NEC Fielding	15,525
5,200	Neturen	39,291
31,500	Nexon	276,862
2,000	Nichirin	17,755
2,800	NIFTY	36,065
1,300	Nihon Eslead	14,289
2,000	Nihon Parkerizing	43,633
20,000	Nippon Denko	58,334
21,000	Nippon Electric Glass	95,782
6,000	Nippon Hume	53,147
9,000	Nippon Konpo Unyu Soko	161,907
7,000	Nippon Pillar Packing	46,109
13,000	Nippon Road	69,727
6,000	Nippon Seiki	113,458
2,000	Nippon Seisen	8,828
14,000	Nippon Steel & Sumikin Texeng (1)	54,537
8,500	Nippon Telegraph & Telephone	462,646
23,000	Nishi-Nippon City Bank	58,755
17,000	Nissan Chemical Industries	246,755
1,500	Nissei Plastic Industrial	9,176
3,000	Nissin Kogyo	62,014
200	Nissin Sugar	4,414
2,200	Nitori Holdings	214,681
8,000	Nittetsu Mining	37,584
3,700	Nitto Denko	166,658
11,900	Nitto Kogyo	207,904
9,500	Nittoc Construction	35,891
2,400	Nittoku Engineering	21,212
30,000	NOF	212,293
16,700	North Pacific Bank	66,199
37,400	NTT DoCoMo	608,752
17,000	Ogaki Kyoritsu Bank	47,920
13,000	Oita Bank	52,804
500	Okinawa Cellular Telephone	13,091
8,000	OKK	11,040
1,500	Onoken	18,293
6,000	Organo	27,660
40,000	Otsuka Holdings	1,231,673
1,200	Otsuka Kagu	11,745
2,600	Pacific Industrial	16,719
14,000	Pacific Metals (1)	49,878
2,500	Pal	48,180
6,000	PanaHome	41,989

Shares		Value $

3,300	Piolax	125,805
5,600	PION (1)	13,977
1,800	Plant	17,389
1,400	Pressance	39,162
21,000	Rengo	112,019
7,200	Renown (1)	9,232
55,700	Resona Holdings	297,663
10,000	Rhythm Watch	13,507
2,800	Ricoh Leasing	75,639
1,800	Right On	12,597
11,000	Riken	52,109
1,500	Riken Keiki	12,743
1,300	Roland	17,483
700	Ryosan	14,710
9,000	Sakai Chemical Industry	27,307
700	Sakai Moving Service	24,014
11,000	Sakata INX	100,020
4,400	San-A Class A	125,105
2,000	San-Ai Oil	9,690
28,000	San-In Godo Bank	196,222
5,000	Sanki Engineering	30,929
3,000	Sankyo Frontier	23,931
1,900	Sanoh Industrial	13,352
2,000	Sansha Electric Manufacturing	12,920
5,000	Sanyo Chemical Industries	35,235
800	Sanyo Housing Nagoya	8,723
36,000	Seikitokyu Kogyo (1)	48,625
10,000	Seino Holdings	95,723
4,000	Sekisui House	56,142
6,000	Sekisui Jushi	84,741
13,000	Shiga Bank	64,128
6,000	Shikoku Bank	13,272
11,000	Shikoku Chemicals	84,624
1,700	Shimachu	38,170
14,000	Shinagawa Refractories	30,694
9,800	Shin-Etsu Polymer	36,737
1,100	Shinko Shoji	9,776
4,000	Shinsho	8,535
4,000	Shiroki	9,083
2,000	Shizuoka Bank	20,123
2,600	Showa	34,940
9,900	Showa Shell Sekiyu	95,153
3,000	Sinanen	12,156
4,600	Sinko Industries	34,623
9,400	Sintokogio	72,315
12,600	Skymark Airlines (1)	45,877
3,600	SNT	14,200
6,800	Softbrain (1)	9,251
1,200	Sogo Medical	45,747
15,900	Sony Financial Holdings	261,291
2,900	St. Marc Holdings	139,082
2,100	Step	16,464
3,500	Studio Alice	46,452
5,200	Sumitomo Densetsu	76,292
7,600	Sumitomo Forestry	83,238
19,000	Sumitomo Metal Mining	250,122
19,500	Sumitomo Mitsui Financial Group	920,701
18,000	Sumitomo Seika Chemicals	144,113
3,000	Suncall	20,231
6,000	T RAD	16,384
600	T&K Toka	12,902
3,800	Tachi-S Class S	52,368
7,000	Taihei Dengyo Kaisha	44,876
1,600	Taiho Kogyo Class A	15,895
4,100	Taiyo Holdings	134,834
800	Takamatsu Construction Group	13,992
5,000	Takara Standard	35,969
4,000	Takasago Thermal Engineering	36,136
6,900	Takeei	75,504
3,000	Takiron	12,890
8,000	Tayca	22,942
3,000	TBK	17,353
3,100	Tecmo Koei Holdings	38,018
4,000	Teikoku Sen-I Class I	49,956
3,500	Tenma	48,747
1,100	TKC	20,585
18,000	Toa	39,287
21,000	Toagosei	87,560
3,600	Tocalo	60,288
7,000	Tochigi Bank	27,542
400	Toei Animation	10,571
5,000	Toho Bank	15,367
1,800	Tokai	53,734
6,300	Tokai Rika	117,713
1,830	Token	85,347
5,000	Tokuyama	20,407
2,000	Tokyo Energy & Systems	10,257
4,700	Tokyo Ohka Kogyo	94,764
5,000	Tokyo Tekko	18,352
2,500	Tomoe Engineering	39,297
4,000	Tomoku	13,076
2,200	TOMONY Holdings	8,764
4,900	Toppan Forms	42,876
6,000	Toppan Printing	44,397
3,900	Topre	51,074
20,000	Toshiba TEC	134,090
35,000	Towa Bank	34,599
15,000	Toyo Kohan	69,443
9,300	Toyo Machinery & Metal	47,424
4,900	Toyoda Gosei	104,695
4,600	Trancom	169,287
3,700	Transcosmos (1)	77,860
2,400	Trusco Nakayama	55,836
8,600	TS Tech	321,963

Shares		Value $

4,300	Tsukuba Bank	15,404
12,400	Tsukui	116,390
6,000	TYK	13,213
6,700	Unipres	121,514
2,800	Universal Entertainment (1)	51,632
3,100	Utoc	11,075
800	Village Vanguard	9,709
1,300	Vital KSK Holdings	8,780
7,000	Wakita	79,064
5,000	Watanabe Sato	16,345
4,000	Welcia Holdings	232,162
800	Wowow	27,053
1,000	Yachiyo Bank	26,485
700	YAMADA Consulting Group	16,060
4,000	Yamagata Bank	15,739
5,000	Yamaguchi Financial Group	46,051
2,000	Yamanashi Chuo Bank	8,574
1,000	Yellow Hat	18,606
15,000	Yodogawa Steel Works	65,332
800	Yonkyu	11,275
2,600	Yorozu	48,173
3,000	Zojirushi	10,894
		33,059,313
	Kazakhstan — 0.1%
12,004	KazMunaiGas Exploration Production JSC GDR	173,698

	Liechtenstein — 0.0%
183	Verwaltungs-und Privat-Bank	18,933

	Luxembourg — 0.2%
12,241	Oriflame Cosmetics	337,817

	Malaysia — 0.1%
19,400	APM Automotive Holdings	34,551
6,644	Berjaya Sports Toto (2)	8,023
40,600	KLCC Property Holdings	70,366
36,400	Kumpulan Fima (2)	21,003
140,000	Land & General (1) (2)	18,579
55,600	Mudajaya Group (2)	43,467
29,000	OSK Holdings (2)	13,977
28,500	Padini Holdings (2)	13,649
		223,615
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.1%
4,200	America Movil ADR	89,292
49,300	Consorcio (1)	19,427
50,800	Urbi Desarrollos Urbanos (1) (2) (3)	468
		109,187
	Netherlands — 2.2%
25,348	Aegon	221,771
787	Amsterdam Commodities	17,190
11,247	ArcelorMittal	186,881
1,531	ASM International	51,312
5,852	Fugro	306,353
1,618	Heineken	98,767
14,456	ING Groep (1)	191,850
20,598	Koninklijke Ahold	343,508
17,458	Royal Dutch Shell Class A	603,007
14,535	Royal Dutch Shell Class B	502,612
1,155	Sligro Food Group	45,782
2,906	SNS Reaal (1) (2) (3)	—
12,356	Unilever	461,694
15,100	VimpelCom ADR	146,319
8,445	Wolters Kluwer	233,264
8,849	Ziggo	384,716
		3,795,026
	New Zealand — 0.2%
60,794	Air New Zealand	84,060
4,703	Restaurant Brands New Zealand	10,495
7,308	Skellerup Holdings	10,223
38,801	Sky Network Television	181,344
11,945	Warehouse Group	34,868
		320,990
	Norway — 1.8%
370	Bonheur	7,338
630	Ekornes	8,229
530	Farstad Shipping	10,934
6,293	Fred Olsen Energy	227,262
16,042	Gjensidige Forsikring	307,426
8,381	Kongsberg Gruppen	171,560
18,921	Norske Skogindustrier (1)	16,367
9,365	Petroleum Geo-Services	96,746
9,215	SpareBank 1 SMN	86,242
7,620	Sparebanken 1 Nord-Norge	44,792
27,583	Statoil	652,946
28,675	Telenor	594,745
12,657	TGS Nopec Geophysical	326,837
12,618	Yara International	520,603
		3,072,027
	Philippines — 0.2%
153,300	Aboitiz Power (2)	120,935
2,500	Philippine Long Distance Telephone ADR	148,950
		269,885

Shares		Value $

	Poland — 0.6%
6,129	Asseco Poland	89,524
10,696	Enea	42,519
9,365	KGHM Polska Miedz	325,339
28,880	PGE	151,180
1,169	Powszechny Zaklad Ubezpieczen	152,986
65,724	Synthos	105,717
88,521	Tauron Polska Energia	120,200
		987,465
	Portugal — 0.4%
80,013	Banco Espirito Santo (1)	121,943
52,135	Portucel	216,570
19,509	Semapa-Sociedade de Investimento e Gestao	260,488
48,766	Sonaecom - SGPS	156,470
		755,471
	Russia — 1.3%
8,100	CTC Media (NASDAQ)	92,826
32,808	Gazprom ADR	272,142
5,764	Globaltrans Investment GDR	76,373
5,276	LUKOIL ADR	300,732
4,996	MegaFon OAO GDR	149,031
16,183	MMC Norilsk Nickel ADR	246,629
8,000	Mobile Telesystems ADR	138,000
28,200	Rosneft Oil GDR	193,452
7,367	Sistema JSFC GDR	198,835
36,598	Surgutneftegas OAO ADR	281,073
5,400	Tatneft OAO ADR	178,740
		2,127,833
	Singapore — 1.3% (2)
163,000	Biosensors International Group	110,138
47,000	Boustead Singapore	60,866
220,000	ComfortDelGro	332,484
20,000	CSE Global	9,894
16,000	Far East Orchard	21,204
40,000	Frasers Commercial Trust REIT	39,172
2,200	Haw Par	14,382
30,000	Ho Bee Land	47,079
64,000	Hong Fok	33,586
9,000	Hong Leong Asia	9,175
5,000	Hong Leong Finance	10,640
10,000	Jardine Cycle & Carriage	273,099
103,000	Lippo Malls Indonesia Retail Trust REIT	32,864
67,000	Mapletree Logistics Trust REIT	52,534
19,000	Metro Holdings	12,709
44,000	Pan-United	31,249
228,000	Sembcorp Industries	936,047
4,000	Singapore Land	24,704
16,000	UMS Holdings	7,387
39,000	UOL Group	178,614
27,000	Wheelock Properties Singapore	33,340
		2,271,167
	South Africa — 1.3%
9,592	Capital Property Fund	8,373
14,989	Gold Fields	52,947
19,400	Harmony Gold Mining ADR (1)	55,872
7,450	Kumba Iron Ore	300,803
11,995	Lewis Group	64,361
9,706	Mpact	21,777
17,009	MTN Group	302,309
238,278	Netcare	477,135
12,619	Reunert	72,535
6,817	Sasol	327,172
14,410	Sun International	127,740
26,020	Telkom	70,837
5,259	Truworths International	34,550
7,574	Tsogo Sun Holdings	17,532
24,272	Vodacom Group	256,405
3,806	Wilson Bayly Holmes-Ovcon	50,427
		2,240,775
	South Korea — 2.5%
94	Asia Holdings (2)	12,154
1,018	AtlasBX (2)	38,572
2,867	Bukwang Pharmaceutical (2)	36,859
490	Daechang Forging (2)	20,827
1,301	Daelim Industrial (2)	99,525
240	Dongil Industries (2)	11,186
5,260	Dongkook Industrial (1) (2)	11,109
2,098	Dongyang E&P (2)	34,788
2,478	DRB Holding (2)	16,444
1,110	Global & Yuasa Battery (2)	56,080
41	Gwangju Shinsegae	9,193
10,710	Hanshin Machinery (2)	12,037
790	Husteel (2)	13,242
7,810	Hyundai Hy Communications & Networks (2)	41,079
1,692	Hyundai Mobis (2)	484,603
5,860	Industrial Bank of Korea (2)	67,634
2,098	Innochips Technology (2)	20,998
1,183	INTOPS (2)	21,840
1,870	Inzi Controls (2)	7,867
1,124	Jinro Distillers (2)	20,933
12,880	KB Financial Group (2)	442,300
6,085	Kia Motors (2)	303,600
940	Korea Export Packaging (2)	19,522
62	Korea United Pharm (2)	606
5,590	KT (2)	161,769
4,672	KT&G (2)	328,140
630	Kukdo Chemical (2)	30,321
720	Kunsul Chemical Industrial (2)	18,562

Shares		Value $

3,469	Kyungdong Pharm (2)	47,934
5,710	Kyungnam Energy (2)	33,271
485	MegaStudy (2)	38,075
100	Mi Chang Oil Industrial (2)	6,678
752	NEOWIZ HOLDINGS (1) (2)	8,612
2,890	S&T Dynamics (2)	32,176
2,610	Saeron Automotive	22,897
698	Samchully (2)	79,028
5,320	Samho Development (2)	14,185
1,045	Samsung Electronics (2)	1,237,498
462	SeAH Steel (2)	35,166
520	Sebang (2)	9,237
470	Sejong Industrial (2)	7,119
630	Sewon Precision Industry (2)	16,007
563	SK Gas (2)	37,920
810	SK Holdings (2)	134,883
5,538	Sungwoo Hitech (2)	79,209
5,350	Tae Kyung Industrial	23,742
4,700	Yoosung Enterprise (2)	17,876
531	Youngone Holdings (2)	35,763
		4,259,066
	Spain — 1.1%
4,187	Bolsas y Mercados Espanoles	163,849
17,985	CaixaBank	110,367
825	Caja de Ahorros del Mediterraneo (1) (2) (3)	—
10,053	Duro Felguera	67,251
12,607	Enagas	345,164
14,955	Gas Natural SDG	370,219
30,293	Mapfre	125,143
5,984	Red Electrica	418,949
10,768	Repsol	252,408
		1,853,350
	Sweden — 1.5%
2,987	Axfood	143,163
4,428	HIQ International (1)	26,157
3,339	Holmen Class B	115,438
10,477	Industrivarden Class C	189,825
18,350	Investor Class B	594,357
3,831	JM	102,567
11,907	Loomis Class B	281,709
1,622	Millicom International Cellular	157,956
3,434	Modern Times Group Class B	155,047
5,489	NCC Class B	175,359
3,297	Nolato Class B	80,520
7,094	Swedish Match	207,902
23,732	Telefonaktiebolaget LM Ericsson Class B	289,795
		2,519,795
	Switzerland — 2.7%
1,377	Autoneum Holding	238,448
32,697	Ferrexpo	81,701
590	Helvetia Holding	284,702
1,465	Implenia	103,171
1,327	Kardex	56,643
10	Metall Zug	26,813
14,698	Novartis	1,163,973
1,292	PSP Swiss Property	111,295
4,565	Roche Holding	1,255,230
7,679	Swiss Re	664,020
776	Swisscom	426,836
132	Vaudoise Assurances Holding	56,853
3,704	Vontobel Holding	139,515
245	Walter Meier	16,214
		4,625,414
	Taiwan — 2.2%
32,000	Accton Technology (2)	17,288
2,000	Asustek Computer (2)	18,349
65,000	Audix (2)	66,562
11,000	AV Tech (2)	30,537
45,000	Boardtek Electronics (2)	51,680
48,000	Catcher Technology (2)	318,393
17,000	Chaun-Choung Technology (2)	57,182
23,000	Chenbro Micom (2)	25,665
11,607	Chicony Electronics (2)	29,625
35,000	Chin-Poon Industrial (2)	57,871
9,000	CviLux (2)	10,934
7,420	Cyberlink (2)	21,037
10,000	Dynapack International Technology (2)	26,980
130,000	Far EasTone Telecommunications (2)	255,394
27,000	First Insurance (2)	17,889
148,000	Formosan Rubber Group (2)	135,756
92,000	G Shank Enterprise (2)	69,401
48,000	Gigabyte Technology (2)	63,346
3,000	Global Mixed Mode Technology (2)	8,398
12,000	Great China Metal Industry (2)	14,800
52,000	Greatek Electronics (2)	49,591
6,000	Holiday Entertainment	7,159
14,000	Integrated Memory Logic (2)	30,970
75,000	ITEQ (2)	79,023
2,000	KD Holding (2)	12,223
26,000	Kung Long Batteries Industrial (2)	66,793
8,000	Lumax International (2)	19,352
26,000	Mercuries & Associates (2)	17,113
40,000	Polytronics Technology (2)	89,142
118,000	Pou Chen (2)	163,116
91,000	Powertech Technology (2)	125,573
18,000	Prime Oil Chemical Service (2)	15,805
36,017	Radiant Opto-Electronics (2)	156,321

Shares		Value $

3,841	Raydium Semiconductor (2)	10,346
58,470	Realtek Semiconductor (2)	159,001
57,000	Sercomm (2)	103,082
51,000	Sigurd Microelectronics (2)	48,037
19,280	Silitech Technology (2)	23,814
17,000	Simplo Technology (2)	77,881
5,250	Sinmag Equipment (2)	27,079
19,000	Sirtec International (2)	36,507
21,000	Syncmold Enterprise (2)	36,502
29,000	Taiwan Chinsan Electronic Industrial (2)	50,193
39,000	Taiwan PCB Techvest (2)	44,658
35,000	Taiwan Sogo Shin Kong SEC (2)	45,389
61,000	Taiwan Surface Mounting Technology (2)	90,199
45,000	Teco Electric and Machinery (2)	48,875
67,302	Test Research	100,073
32,000	Thinking Electronic Industrial (2)	43,080
28,000	TPK Holding (2)	176,963
18,000	Transcend Information (2)	53,681
42,000	United Integrated Services (2)	53,658
211,000	Vanguard International Semiconductor (2)	230,883
37,000	Yonyu Plastics (2)	46,957
24,349	Zeng Hsing Industrial (2)	125,578
		3,761,704
	Thailand — 0.7%
94,700	Bangkok Bank	492,004
13,300	Delta Electronics Thai	21,354
99,000	Delta Electronics Thai NVDR	158,952
59,550	Lanna Resources	20,024
6,100	PTT	51,003
5,500	PTT Exploration & Production	25,492
30,000	PTT Exploration & Production NVDR	139,049
36,800	PTT NVDR	307,688
74,800	Thai Tap Water Supply	21,867
		1,237,433
	Turkey — 0.3%
6,294	Eczacibasi Yatirim Holding Ortakligi	13,698
19,435	EGE Seramik Sanayi ve Ticaret	21,063
14,518	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	13,679
4,791	Ford Otomotiv Sanayi	41,857
21,957	Gubre Fabrikalari(1)	31,955
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	23,059
30,320	Is Gayrimenkul Yatirim Ortakligi REIT	16,900
25,781	Koza Anadolu Metal Madencilik Isletmeleri (1)	24,862
3,204	Tofas Turk Otomobil Fabrikasi	15,024
21,818	Turk Hava Yollari	65,051
56,069	Turk Telekomunikasyon	138,895
2,147	Turk Traktor ve Ziraat Makineleri	49,387
		455,430
	United Kingdom — 15.4%
36,223	Aberdeen Asset Management	232,710
69,051	Afren (1)	168,680
39,830	African Barrick Gold	143,917
21,158	AMEC	358,251
66,211	Amlin	455,186
32,414	Anglo American (1)	765,177
7,278	Anglo American (South African Shares) (1)	170,018
11,226	Anglo Pacific Group	34,048
31,280	Antofagasta	437,337
40,119	Ashmore Group	214,606
19,926	AstraZeneca	1,263,903
99,925	BAE Systems	704,868
59,534	Barclays	266,690
77,907	Beazley	327,222
6,588	Berendsen	100,178
6,865	Berkeley Group Holdings	291,952
17,685	BHP Billiton	521,994
107,377	BP	843,751
15,067	British American Tobacco	722,253
40,951	British Sky Broadcasting Group	589,717
46,937	BT Group Class A	295,753
79	Camellia	11,623
172,834	Centrica	884,186
18,271	Chesnara	103,623
8,778	Close Brothers Group	191,344
70,699	Cobham	341,344
8,229	CSR	89,485
32,859	Dart Group	138,013
69,621	Debenhams	84,750
73,157	EnQuest (1)	155,740
15,987	Fenner	108,015
867	Games Workshop Group	7,397
57,802	GKN	374,666
45,852	GlaxoSmithKline	1,178,881
6,733	Go-Ahead Group	218,822
17,100	Greggs	142,100
5,057	H&T Group	13,467
7,572	Halfords Group	57,072
28,091	Highland Gold Mining	29,324
26,974	Hiscox	282,905
38,465	Home Retail Group	113,376
120,879	HSBC Holdings	1,245,930

Shares		Value $

101,600	HSBC Holdings (Hong Kong Shares) (2)	1,052,512
1,349	Immunodiagnostic Systems Holdings	12,430
14,791	Imperial Tobacco Group	540,520
37,143	Intermediate Capital Group	252,541
20,103	Interserve	201,589
29,210	Investec	188,232
40,856	JKX Oil & Gas (1)	48,022
3,290	John Menzies	37,048
17,443	Kazakhmys	51,069
29,161	KBC Advanced Technologies (1)	52,252
72,939	Ladbrokes	179,257
277,636	Legal & General Group	982,641
11,333	Micro Focus International	139,727
49,726	Mitie Group	260,765
23,596	Morgan Advanced Materials	120,286
9,070	Pace	53,274
19,292	Petropavlovsk	22,279
62,382	QinetiQ Group	229,199
10,841	Reckitt Benckiser Group	813,195
7,556	Rexam	61,237
3,727	Rio Tinto	198,723
100,273	Royal Bank of Scotland Group (1)	560,451
49,085	Sage Group	329,460
20,306	Smiths Group	480,019
22,448	Spirent Communications	35,113
9,072	St. Ives	28,597
27,490	Stagecoach Group	164,404
57,373	Standard Life	344,817
93,477	Tesco	492,271
24,615	Unilever	946,466
12,355	Vedanta Resources	164,006
323,075	Vodafone Group	1,203,213
16,858	WH Smith	289,045
25,587	William Hill	139,816
139,881	WM Morrison Supermarkets	551,651
13,081	WS Atkins	292,667
12,372	Xchanging	36,253
3,706	Zytronic	13,403
		26,248,724
	TOTAL COMMON STOCK (Cost $147,085,609)	153,026,986

	PREFERRED STOCK — 1.1%

	Brazil — 0.8%
9,300	AES Tiete	72,758
7,200	Cia Energetica de Sao Paulo Class Preference	68,830
92,200	Itausa - Investimentos Itau	321,693
35,300	Vale Class A	438,827
30,500	Vale Class B ADR	374,540
		1,276,648
	Germany — 0.3%
1,798	Draegerwerk	218,975
1,229	Jungheinrich	89,575
5,025	ProSiebenSat.1 Media	225,615
		534,165
	Italy — 0.0%
6,081	Unipol Gruppo Finanziario	31,018

	TOTAL PREFERRED STOCK (Cost $1,869,637)	1,841,831

	INVESTMENT COMPANY — 0.2%

	Australia — 0.0%
31,832	WAM Capital	54,741

	Guernsey — 0.1%
8,402	Tetragon Financial Group	90,573

	Switzerland — 0.1%
1,353	BB Biotech (1)	236,829

	TOTAL INVESTMENT COMPANY (Cost $302,647)	382,143

	RIGHTS — 0.0%
	Austria — 0.0%
4,636	Raiffeisen Bank (1) (2) (3) Expires 02/14	—
	Hong Kong — 0.0%
620	New World Development (1) (2) (3)	—
	TOTAL RIGHTS (Cost $—)	—

	TOTAL INVESTMENTS — 91.1% (Cost $149,257,893)	155,250,960

	OTHER ASSETS LESS LIABILITIES — 8.9%	15,228,555

	NET ASSETS — 100%	$170,479,515

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	Security considered illiquid. On January 31, 2014 the value of these securities amounted to $22,106, representing 0.0% of the net assets of the Fund.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $149,257,893, and the unrealized appreciation and depreciation were $13,730,835 and $(7,737,768), respectively.

The open futures contracts held by the Fund at January 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	92	Mar-2014	$(79,310)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Deutsche Bank Securities	2/27/14	BRL	3,184,126	USD	1,309,801	$(1,959)
Enskilda Securities	2/13/14	ZAR	4,044,900	USD	371,296	7,737
HSBC	2/13/14	TRY	1,316,100	USD	599,502	18,697
Standard Bank	2/13/14	USD	3,369,863	EUR	2,478,400	(27,143)
Standard Bank	2/13/14	USD	4,867,671	GBP	2,965,900	7,656
Standard Bank	2/13/14	ZAR	15,636,200	USD	1,446,792	41,397
State Street Bank	2/27/14	CAD	6,737,500	USD	6,076,773	30,428
						$76,813

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

FTSE — Financial Times and London Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

NVDR — Non Voting Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value  Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 92.2%
	Brazil — 5.1%
15,500	BM&FBovespa SA	61,595
5,200	CETIP - Mercados Organizados	49,775
4,900	Cia de Saneamento Basico do Estado de Sao Paulo (1)	45,198
6,961	Cia Energetica de Minas Gerais ADR	40,165
3,600	Cia Hering	39,979
2,900	Cia Paranaense de Energia ADR	33,234
4,800	Eternit	15,892
2,200	Even Construtora e Incorporadora	6,527
1,800	Ez Tec Empreendimentos e Participacoes	20,131
6,500	Grendene	43,096
1,100	Kepler Weber	16,861
1,900	Mahle-Metal Leve Industria e Comercio	19,266
7,100	Natura Cosmeticos	115,536
19,300	Odontoprev	71,978
2,000	Petroleo Brasileiro ADR (1)	22,420
3,200	Petroleo Brasileiro Class A ADR (1)	38,080
1,900	Rodobens Negocios Imobiliarios	8,306
6,000	Santos Brasil Participacoes	40,501
4,700	Souza Cruz	41,152
3,800	Telefonica Brasil ADR	72,200
4,600	Totvs	60,444
2,800	Tractebel Energia	40,029
3,800	Transmissora Alianca de Energia Eletrica	27,903
7,600	Vale	104,084
		1,034,352
	Chile — 0.8%
35,913	AFP Habitat	45,261
33,794	Aguas Andinas Class A	21,600
1,762	Gasco	15,418
22,738	Inversiones Aguas Metropolitanas	36,620
1,500	Sociedad Quimica y Minera de Chile ADR	37,365
		156,264
	China — 13.6%
35,000	361 Degrees International (2)	9,041
46,000	Agricultural Bank of China Class H (2)	20,081
21,000	ANTA Sports Products (2)	30,663
290,000	Bank of China Class H (2)	122,403
221,000	Bank of Communications Class H (2)	143,550
30,000	Baoye Group Class H	19,089
2,600	Changyou.com ADR (1)	78,078
50,000	China CITIC Bank Class H (2)	23,984
88,000	China Coal Energy Class H (2)	44,035
78,000	China Communications Construction Class H (2)	56,762
283,000	China Construction Bank Class H (2)	196,047
322,000	China Lumena New Materials (2)	57,129
136,000	China Petroleum & Chemical Class H (2)	107,426
40,000	China Shanshui Cement Group (2)	13,133
19,500	China Shenhua Energy Class H (2)	50,051
35,000	China Shineway Pharmaceutical Group (2)	51,681
32,800	China Zhongwang Holdings (1) (2)	9,746
69,000	Chongqing Rural Commercial Bank Class H (2)	29,287
29,000	Golden Eagle Retail Group (2)	39,601
16,000	Great Wall Motor Class H (2)	75,299
18,000	Haitian International Holdings (2)	38,967
18,000	Harbin Electric Class H (2)	10,016
72,000	HOSA International	19,475
328,000	Industrial & Commercial Bank of China Class H (2)	202,232
88,000	Jiangsu Expressway Class H (2)	110,482
29,000	Jiangxi Copper Class H (2)	52,197
42,000	Jingwei Textile Machinery Class H (2) (3)	32,837
2,500	Mindray Medical International ADR	87,600
2,400	NetEase ADR (1)	179,928
55,000	Pacific Online (2)	36,658
110,500	Parkson Retail Group (2)	33,625
73,000	Prince Frog International Holdings (2)	23,439
16,000	Shenzhou International Group Holdings (2)	54,771
81,000	Sihuan Pharmaceutical Holdings Group (2)	86,736
20,000	SinoMedia Holding (2)	13,782
148,000	Sinotrans Class H (2)	61,073
33,500	SOHO China (2)	26,575
1,200	Sohu.com (1)	87,336
300	SouFun Holdings ADR	24,417
300	Tencent Holdings (2)	21,033
39,000	Travelsky Technology Class H (2)	41,061
17,500	Weiqiao Textile Class H (2)	9,385
1,400	WuXi PharmaTech Cayman ADR (1)	48,860
72,000	Xinhua Winshare Publishing and Media Class H (2)	40,729
17,000	Zhaojin Mining Industry (2)	9,920
98,000	Zhejiang Expressway Class H (2)	87,467
310,000	Zijin Mining Group Class H (2)	65,850
67,600	Zoomlion Heavy Industry Science and Technology Class H (2)	54,987
		2,738,524

Shares		Value $

	Colombia — 0.5%
2,700	Ecopetrol ADR	92,502

	Czech Republic — 1.2%
2,567	CEZ	64,754
4,198	Fortuna Entertainment Group	27,327
477	Komercni Banka	103,316
3,204	Telefonica Czech Republic	46,437
		241,834
	Egypt — 1.2% (2)
16,485	Commercial International Bank	80,957
3,623	Eastern Tobacco	67,335
254,024	Orascom Telecom Media And Technology Holding SAE	43,151
25,238	Telecom Egypt	54,676
		246,119
	Greece — 0.9%
943	Athens Water Supply & Sewage	9,654
2,837	Metka	45,150
9,353	OPAP	120,468
		175,272
	Hong Kong — 7.3% (2)
28,000	Agile Property Holdings	25,715
108,000	Anxin-China Holdings	27,364
67,000	Belle International Holdings	72,549
2,000	Biostime International Holdings	17,242
14,000	Boer Power Holdings	14,450
80,000	Bolina Holding	35,953
206,000	Bosideng International Holdings	37,258
142,000	China BlueChemical	77,491
16,000	China Everbright	21,714
46,000	China Lilang	27,613
66,000	China Medical System Holdings	75,411
10,500	China Mobile	100,194
5,580	China Ocean Resources (1)	16,204
52,000	China Sanjiang Fine Chemicals	24,402
90,000	China Travel International Investment HK	17,154
80,000	CNOOC	124,265
30,000	Daphne International Holdings	15,264
42,000	Dongyue Group	14,890
130,000	Geely Automobile Holdings	53,126
58,000	Guangdong Investment	53,502
20,000	Haier Electronics Group	58,017
8,800	Hua Han Bio-Pharmaceutical Holdings	2,052
144,000	Huabao International Holdings	72,915
154,000	Phoenix Satellite Television Holdings	56,181
17,500	Ports Design	12,632
52,000	Real Nutriceutical Group	11,147
78,000	Regent Manner International	12,600
75,000	REXLot Holdings	11,704
38,000	Shandong Luoxin Pharmacy Stock Class H	34,415
198,000	Shenguan Holdings Group	87,310
140,000	Sino Biopharmaceutical	118,355
150,000	Tianjin Port Development Holdings	21,585
173,000	Tibet 5100 Water Resources Holdings	75,180
56,000	Wasion Group Holdings	33,777
		1,459,631
	Hungary — 0.8%
7,153	OTP Bank	131,045
1,467	Richter Gedeon Nyrt	29,665
		160,710
	India — 1.8%
4,542	Axis Bank GDR	81,405
3,400	Infosys ADR	199,172
1,586	State Bank of India GDR	76,223
		356,800
	Indonesia — 2.4% (2)
161,500	Aneka Tambang	13,556
417,500	Bank Bukopin	20,667
20,000	Indo Tambangraya Megah	43,933
282,000	Kalbe Farma	32,389
132,000	Media Nusantara Citra	24,233
1,110,000	Panin Financial (1)	20,238
158,000	Perusahaan Gas Negara	61,460
129,500	Surya Semesta Internusa	7,120
40,000	Tambang Batubara Bukit Asam	30,257
660,500	Telekomunikasi Indonesia Persero	122,480
63,000	United Tractors	99,259
		475,592
	Kazakhstan — 0.9%
8,731	KazMunaiGas Exploration Production JSC GDR	126,338
2,856	KCell JSC GDR	46,838
		173,176
	Malaysia — 3.5%
19,400	Berjaya Sports Toto (2)	23,427
24,700	Bursa Malaysia (2)	57,503
15,600	Carlsberg Brewery Malaysia (2)	53,171
31,700	CB Industrial Product Holding (2)	31,516
19,350	Dayang Enterprise Holdings (2)	21,599
34,100	Genting Malaysia (2)	44,347

Shares		Value $

18,700	Globetronics Technology (2)	18,331
4,500	Guinness Anchor (2)	19,015
23,300	Hartalega Holdings	49,434
7,800	Hock Seng LEE (2)	4,180
35,600	Kossan Rubber Industries (2)	44,965
64,200	Media Prima	45,850
14,000	MNRB Holdings (2)	14,879
25,600	Mudajaya Group (2)	20,014
19,800	OSK Holdings (2)	9,543
45,000	Padini Holdings (2)	21,551
78,200	Petronas Chemicals Group (2)	155,181
28,100	Pos Malaysia (2)	47,003
5,500	UMW Holdings (2)	19,470
1,200	United Plantations	9,180
		710,159
	Mexico — 1.8%
8,000	Bolsa Mexicana de Valores	16,151
100	Coca-Cola Femsa ADR	10,624
13,600	Grupo Mexico	43,808
700	Industrias Bachoco ADR	29,666
2,655	Industrias Penoles	61,769
56,100	Kimberly-Clark de Mexico Class A	144,088
17,000	Megacable Holdings	61,205
		367,311
	Morocco — 0.3%
4,708	Maroc Telecom	55,031

	Netherlands — 0.2%
2,700	VimpelCom ADR	26,163
494	Yandex Class A(1)	18,154
		44,317
	Peru — 0.1%
200	Credicorp	26,384

	Philippines — 0.8%
42,800	Aboitiz Power (2)	33,764
6,030	Jollibee Foods (2)	20,169
3,730	Manila Electric (2)	21,274
1,200	Philippine Long Distance Telephone ADR	71,496
60,000	Philweb (2)	10,441
		157,144
	Poland — 2.3%
2,031	Asseco Poland	29,666
3,753	Enea	14,919
3,611	KGHM Polska Miedz	125,446
11,125	PGE	58,237
1,949	Polski Koncern Naftowy Orlen	23,985
6,520	Powszechna Kasa Oszczednosci Bank Polski	84,396
517	Powszechny Zaklad Ubezpieczen	67,659
29,461	Tauron Polska Energia	40,004
2,159	Warsaw Stock Exchange	26,851
		471,163
	Qatar — 0.4%
1,598	Industries Qatar	78,900
351	Qatar National Cement (2)	11,278
		90,178
	Russia — 5.9%
5,100	CTC Media (NASDAQ)	58,446
18,311	Gazprom ADR	151,615
4,296	Gazprom Neft OAO ADR	87,424
3,002	Globaltrans Investment GDR	39,776
2,847	LUKOIL ADR	162,279
1,223	Mail.ru Group GDR (1)	45,581
6,526	MMC Norilsk Nickel ADR	99,456
6,800	Mobile Telesystems ADR	117,300
11,600	Rosneft Oil GDR	79,576
6,602	RusHydro JSC ADR	10,306
2,623	Sistema JSFC GDR	70,795
12,963	Surgutneftegas OAO ADR	99,556
2,300	Tatneft OAO ADR	76,130
3,345	Uralkali GDR	80,782
		1,179,022
	South Africa — 11.1%
883	Aspen Pharmacare Holdings	19,930
23,455	AVI	108,393
2,753	Coronation Fund Managers	19,732
5,336	EOH Holdings	37,794
2,695	Famous Brands	24,254
43,294	FirstRand	121,254
11,100	Gold Fields ADR (1)	38,628
1,297	Hudaco Industries	12,373
2,651	JSE	19,766
2,525	Kumba Iron Ore	101,950
10,027	Lewis Group	53,801
48,103	Life Healthcare Group Holdings	153,640
6,760	Metair Investments	26,312
5,639	Mr Price Group	69,638
9,949	MTN Group	176,828
49,650	Netcare	99,421
14,861	PPC	39,869
27,715	Rand Merchant Insurance Holdings	61,109
7,310	Reunert	42,019
21,059	RMB Holdings	81,041
30,997	Sanlam	133,038
3,947	Sasol	189,430

Shares		Value $

9,040	SPAR Group	97,474
10,940	Standard Bank Group	115,145
10,307	Telkom SOC	28,060
3,951	Tiger Brands	94,584
12,962	Truworths International	85,157
13,339	Vodacom Group	140,911
8,064	Woolworths Holdings	43,907
		2,235,458
	South Korea — 10.2%
440	Able C&C (2)	10,951
620	Asia Paper Manufacturing (2)	11,248
477	AtlasBX (2)	18,073
2,300	Bukwang Pharmaceutical (2)	29,568
2,170	Daeduck Electronics (2)	15,679
418	Daelim Industrial (2)	31,977
273	Daum Communications (2)	20,263
2,630	DGB Financial Group (2)	40,727
513	DongKook Pharmaceutical (2)	16,469
2,484	Dongsuh (2)	37,631
646	Dongyang E&P (2)	10,711
885	Eugene Technology (2)	15,192
560	Global & Yuasa Battery (2)	28,293
300	Grand Korea Leisure (2)	11,479
167	GS Home Shopping (2)	43,040
2,000	Halla Visteon Climate Control (2)	73,068
450	Hana Financial Group (2)	17,028
45	Hankook Shell Oil (2)	15,913
746	Hy-Lok (2)	18,584
4,000	Hyundai Hy Communications & Networks (2)	21,039
628	Hyundai Mobis (2)	179,864
127	Hyundai Wia (2)	18,947
2,940	Industrial Bank of Korea (2)	33,933
912	Innochips Technology (2)	9,128
773	Intelligent Digital Integrated Securities (2)	14,474
535	INTOPS (2)	9,877
770	Jahwa Electronics (2)	13,768
1,650	KB Financial Group (2)	56,661
2,020	Kia Motors (2)	100,784
5,233	Koentec (1) (2)	10,376
79	Korea District Heating (2)	5,302
1,958	Korea United Pharm (2)	19,085
386	Korea Zinc (2)	122,894
1,780	KT (2)	51,511
970	KT Skylife (2)	25,095
1,346	KT&G (2)	94,537
300	Kukdo Chemical (2)	14,438
760	Kunsul Chemical Industrial (2)	19,593
136	KyungDong City Gas (2)	12,451
1,220	Kyungnam Energy (2)	7,109
895	LEENO Industrial (2)	22,510
1,570	LG Display (1) (2)	36,669
520	LG International (2)	14,300
220	MegaStudy (2)	17,271
213	POSCO Chemtech (2)	25,450
1,099	RFTech (2)	12,349
57	Samchully (2)	6,453
172	Samsung Electronics (2)	203,684
345	Samsung Electronics GDR	202,515
439	SFA Engineering (2)	18,475
770	Shinhan Financial Group (2)	32,494
297	SK Gas (2)	20,015
438	SK Holdings (2)	72,937
640	SK Hynix (1) (2)	22,300
562	Soulbrain (2)	21,455
2,690	Tae Kyung Industrial	11,938
		2,047,575
	Taiwan — 12.8%
25,000	Accton Technology (2)	13,506
10,000	Apex Biotechnology (2)	22,135
20,000	Audix (2)	20,481
5,000	AV Tech (2)	13,881
11,000	Bioteque (2)	21,762
3,000	Boardtek Electronics (2)	3,445
3,394	Capella Microsystems Taiwan (2)	12,029
20,000	Catcher Technology (2)	132,664
7,000	China Steel Chemical (2)	38,806
28,000	Chin-Poon Industrial (2)	46,296
23,000	Chipbond Technology (2)	35,065
21,000	Delta Electronics (2)	114,930
17,000	Draytek (2)	14,667
8,000	Dynapack International Technology (2)	21,584
17,000	Elite Material (2)	14,585
41,000	Far EasTone Telecommunications (2)	80,547
20,000	Faraday Technology (2)	25,107
10,640	Feng TAY Enterprise (2)	23,943
26,000	First Insurance (2)	17,226
8,575	Flytech Technology (2)	28,878
24,000	Formosan Rubber Group (2)	22,014
26,000	G Shank Enterprise (2)	19,613
3,000	Global Mixed Mode Technology (2)	8,398
8,000	Grape King Bio (2)	34,770
16,000	Great China Metal Industry (2)	19,733
32,000	Greatek Electronics (2)	30,517
7,000	Holiday Entertainment	8,352
6,000	Hsin Yung Chien	15,942

Shares		Value $

7,000	Hu Lane Associate (2)	19,936
5,000	Integrated Memory Logic (2)	11,061
18,000	ITEQ (2)	18,966
4,000	KD Holding (2)	24,446
2,000	King Slide Works (2)	21,848
1,000	Largan Precision (2)	38,396
5,000	Lotes (2)	11,312
8,000	Lumax International (2)	19,352
8,000	Makalot Industrial (2)	39,148
9,000	Microlife (2)	24,003
7,000	Pacific Hospital Supply	20,309
4,000	PChome Online (2)	27,745
4,000	Phison Electronics (2)	25,027
9,000	Polytronics Technology (2)	20,057
61,000	Pou Chen (2)	84,323
31,000	Powertech Technology (2)	42,778
2,000	President Chain Store (2)	13,392
11,000	Prime Oil Chemical Service (2)	9,658
15,540	Radiant Opto-Electronics (2)	67,446
4,502	Raydium Semiconductor (2)	12,127
15,000	Realtek Semiconductor (2)	40,790
7,000	Richtek Technology (2)	36,244
8,000	Sercomm (2)	14,468
21,000	Sigurd Microelectronics (2)	19,780
12,000	Simplo Technology (2)	54,975
2,200	Sinmag Equipment (2)	11,347
7,000	Sirtec International (2)	13,450
3,000	St. Shine Optical (2)	77,454
6,000	Syncmold Enterprise (2)	10,429
7,000	Taiwan Chinsan Electronic Industrial (2)	12,116
27,000	Taiwan Secom (2)	68,459
58,000	Taiwan Semiconductor Manufacturing (2)	199,720
11,400	Taiwan Semiconductor Manufacturing ADR	192,888
7,000	Taiwan Surface Mounting Technology (2)	10,351
22,720	Test Research	33,783
8,000	Topco Scientific (2)	14,973
6,000	TPK Holding (2)	37,921
21,000	Transcend Information (2)	62,628
15,000	TXC (2)	17,282
3,900	Ubright Optronics (2)	8,911
47,000	Unimicron Technology (2)	35,865
11,000	United Integrated Services (2)	14,053
69,000	Vanguard International Semiconductor (2)	75,502
6,000	Well Shin Technology (2)	9,561
2,000	Wowprime (2)	32,399
3,500	Yageo (1) (2)	1,441
6,000	Yung Chi Paint & Varnish Manufacturing (2)	14,951
4,000	Yungshin Construction & Development	9,440
6,199	Zeng Hsing Industrial (2)	31,971
		2,575,358
	Thailand — 3.6%
8,500	Advanced Info Service NVDR	53,817
18,200	Bangkok Bank	94,556
33,300	BEC World	47,161
7,600	BEC World NVDR	10,763
30,500	Bumrungrad Hospital	77,613
41,800	Delta Electronics Thai	67,113
3,800	Delta Electronics Thai NVDR	6,101
90,400	Jasmine International	19,307
42,400	MCOT	36,607
8,200	MCOT NVDR	7,080
6,900	PTT	57,692
7,000	PTT NVDR	58,528
11,100	PTT Exploration & Production	51,448
12,400	PTT Exploration & Production NVDR	57,473
7,800	Siam Commercial Bank	35,208
11,300	Thai Oil	18,057
76,300	Thai Tap Water Supply	22,305
		720,829
	Turkey — 2.0%
43,884	Adana Cimento Sanayii Class C	10,483
8,475	Aksa Akrilik Kimya Sanayii	28,043
9,392	Gubre Fabrikalari (1)	13,669
19,917	Is Gayrimenkul Yatirim Ortakligi REIT	11,101
4,939	Koza Altin Isletmeleri	42,058
14,993	Koza Anadolu Metal Madencilik Isletmeleri (1)	14,458
7,691	Park Elektrik Uretim Madencilik Sanayi ve Ticaret (1)	16,433
36,181	Soda Sanayii	44,654
7,999	Tofas Turk Otomobil Fabrikasi	37,508
22,110	Turk Telekomunikasyon	54,771
1,216	Turk Traktor ve Ziraat Makineleri	27,971
8,927	Turkcell Iletisim Hizmetleri (1)	43,991
14,907	Turkiye Is Bankasi Class C	26,707
26,730	Yapi ve Kredi Bankasi	37,601
		409,448

Shares		Value $

	United Kingdom — 0.7%
5,986	Anglo American (1)	139,836

	TOTAL COMMON STOCK (Cost $18,645,237)	18,539,989

	PREFERRED STOCK — 3.0%
	Brazil — 3.0%
4,800	AES Tiete	37,553
10,700	Banco do Estado do Rio Grande do Sul	46,556
2,000	Bradespar Class Preference	18,481
4,400	Cia Energetica de Sao Paulo Class Preference	42,063
4,100	Eucatex Industria e Comercio (1)	10,703
36,600	Itausa - Investimentos Itau	127,700
18,100	Petroleo Brasileiro Class Preference (1)	110,254
8,800	Vale Class A	109,396
8,700	Vale Class B ADR	106,836
	TOTAL PREFERRED STOCK (Cost $684,908)	609,542
	TOTAL INVESTMENTS — 95.2% (Cost $19,330,145)	19,149,531
	OTHER ASSETS LESS LIABILITIES — 4.8%	956,095
	NET ASSETS — 100%	$20,105,626

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On January 31, 2014 the value of these securities amounted to $32,837, representing 0.2% of the net assets of the Fund.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $19,330,145, and the unrealized appreciation and depreciation were $1,255,029 and $(1,435,643), respectively.

The open futures contracts held by the Fund at January 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 Index E-MINI	73	Feb-2014	$(13,993)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Deutsche Bank Securities	2/13/14	USD	26,996	TRY	63,100	$821
Deutsche Bank Securities	2/26/14	USD	200,212	INR	12,619,339	57
HSBC	2/13/14	TRY	399,700	USD	182,069	5,865
JPMorgan Securities	2/13/14	USD	21,553	TRY	48,500	(173)
Standard Bank	2/13/14	ZAR	5,704,100	USD	527,791	15,396
Standard Bank	2/27/14	USD	200,825	KRW	217,754,337	2,284
						$24,250

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

INR — Indian Rupee

KRW — South Korean Won

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2014 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 33.8%
	Consumer Discretionary — 3.8%
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	250,800
	APX Group
120,000	6.375%, 12/01/19	121,200
	AutoZone
135,000	2.875%, 01/15/23	126,182
	DIRECTV Holdings LLC
810,000	5.150%, 03/15/42	747,989
	Discovery Communications LLC
310,000	4.875%, 04/01/43	299,039
	Ford Motor Credit LLC
235,000	6.625%, 08/15/17	272,231
460,000	5.000%, 05/15/18	510,276
325,000	1.700%, 05/09/16	329,015
	General Motors (1)
270,000	3.500%, 10/02/18	277,088
	General Motors Financial (1)
95,000	4.750%, 08/15/17	100,819
	George Washington University
205,000	3.485%, 09/15/22	201,165
	Icahn Enterprises (1)
285,000	4.875%, 03/15/19	284,644
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	168,649
255,000	2.875%, 02/15/23	237,286
	Nordstrom (1)
670,000	5.000%, 01/15/44	693,179
	PVH
195,000	4.500%, 12/15/22	184,763
	SACI Falabella (1)
360,000	3.750%, 04/30/23	330,170
	VTR Finance BV (1)
400,000	6.875%, 01/15/24	401,463
	Yum! Brands
17,000	6.875%, 11/15/37	20,285
		5,556,243
	Consumer Staples — 2.3%
	Altria Group
469,000	9.950%, 11/10/38	744,977
285,000	4.000%, 01/31/24	285,159
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	290,682
	Coca-Cola
220,000	1.800%, 09/01/16	226,245
	Kroger
430,000	5.150%, 08/01/43	439,876
220,000	5.000%, 04/15/42	219,025
	Lorillard Tobacco
110,000	8.125%, 06/23/19	137,134
	Marfrig Holding Europe BV (1)
435,000	9.875%, 07/24/17	428,475
	Reynolds American
65,000	7.250%, 06/15/37	79,862
230,000	3.250%, 11/01/22	217,199
	Tyson Foods
200,000	4.500%, 06/15/22	208,830
		3,277,464
	Energy — 4.0%
	Chesapeake Oilfield Operating LLC
255,000	6.625%, 11/15/19	269,025
	Chevron
380,000	3.191%, 06/24/23	376,043
	Energy Transfer Partners
615,000	4.150%, 10/01/20	632,914
	Hornbeck Offshore Services
150,000	5.000%, 03/01/21	146,625
	Kinder Morgan Energy Partners
270,000	3.500%, 09/01/23	253,782
165,000	2.650%, 02/01/19	164,910
	Lukoil International Finance (1)
315,000	4.563%, 04/24/23	291,375
	Marathon Oil
345,000	2.800%, 11/01/22	325,676
	MEG Energy (1)
210,000	7.000%, 03/31/24	214,200
	National JSC Naftogaz of Ukraine
375,000	9.500%, 09/30/14	358,594
	Noble Energy
95,000	6.000%, 03/01/41	107,032
235,000	4.150%, 12/15/21	247,214
	Pemex Project Funding Master Trust
685,000	6.625%, 06/15/35	718,079
	Petrobras Global Finance
610,000	4.375%, 05/20/23	543,608
	Petroleos de Venezuela
550,000	4.900%, 10/28/14	511,500
	Rowan
365,000	5.850%, 01/15/44	362,480
345,000	5.400%, 12/01/42	335,201
	Valero Energy
50,000	4.500%, 02/01/15	51,857
		5,910,115
	Financials — 16.0%
	Abbey National Treasury Services
305,000	3.050%, 08/23/18	315,472

Principal Amount ($)		Value $

	Alexandria REIT
265,000	3.900%, 06/15/23	252,740
	Ally Financial
175,000	3.500%, 07/18/16	180,250
	American Tower
450,000	5.000%, 02/15/24	474,656
	Bank of America
445,000	5.625%, 07/01/20	508,377
1,495,000	3.300%, 01/11/23	1,436,517
	Barclays Bank
285,000	6.750%, 05/22/19	345,652
	BBVA Banco Continental (1)
240,000	3.250%, 04/08/18	240,000
	Boston Properties REIT
155,000	3.125%, 09/01/23	144,760
	Citigroup
260,000	6.675%, 09/13/43	298,537
	CNA Financial
140,000	7.350%, 11/15/19	171,189
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
120,000	3.875%, 02/08/22	122,439
	Danske Bank MTN (1)
315,000	3.875%, 04/14/16	333,509
	Deutsche Annington Finance BV (1)
570,000	3.200%, 10/02/17	582,876
	Digital Realty Trust LP REIT
485,000	5.875%, 02/01/20	534,042
140,000	5.250%, 03/15/21	145,970
	DuPont Fabros Technology
365,000	5.875%, 09/15/21	380,513
	Eksportfinans
425,000	3.000%, 11/17/14	428,506
	Eurasian Development Bank (1)
1,195,000	5.000%, 09/26/20	1,218,900
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	825,120
	Goldman Sachs Group MTN (2)
720,000	1.838%, 11/29/23	731,567
	Hartford Financial Services Group
215,000	5.500%, 03/30/20	246,002
	Health Care REIT
500,000	4.125%, 04/01/19	532,563
	HSBC Holdings
490,000	4.000%, 03/30/22	508,613
	ING US
500,000	5.500%, 07/15/22	555,149
	JPMorgan Chase
770,000	6.750%, 08/29/49 (2)	788,288
475,000	6.000%, 10/01/17	545,166
735,000	4.850%, 02/01/44	736,252
615,000	3.250%, 09/23/22	597,316
	KFW
1,765,000	3.500%, 03/10/14	1,770,780
	Leucadia National
460,000	5.500%, 10/18/23	472,462
	Liberty Mutual Group (1)
160,000	6.500%, 05/01/42	184,079
	Morgan Stanley
1,580,000	3.750%, 02/25/23	1,559,572
	Norddeutsche Landesbank Girozentrale (1)
400,000	2.000%, 02/05/19	399,820
	Piedmont Operating Partnership
175,000	3.400%, 06/01/23	161,972
	PNC Bank
250,000	3.800%, 07/25/23	250,244
	Prudential Financial MTN
140,000	4.750%, 09/17/15	148,900
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	122,344
	Sberbank of Russia Via SB Capital (1)
420,000	5.250%, 05/23/23	389,550
	SLM MTN
300,000	6.000%, 01/25/17	326,265
	Societe Generale (1)
1,445,000	5.000%, 01/17/24	1,430,018
	Sparebank 1 Boligkreditt (1)
1,000,000	1.750%, 11/15/19	968,058
	Swedbank Hypotek (1)
205,000	2.375%, 04/05/17	212,704
	UBS (1)
440,000	2.250%, 03/30/17	457,199
	XL Group
225,000	5.750%, 10/01/21	259,370
		23,294,278
	Healthcare — 1.7%
	AbbVie
440,000	2.900%, 11/06/22	422,135
	Boston Scientific
320,000	4.125%, 10/01/23	325,087
320,000	2.650%, 10/01/18	325,880
	Catholic Health Initiatives
315,000	2.950%, 11/01/22	297,146

Principal Amount ($)		Value $

	Express Scripts Holding
305,000	6.125%, 11/15/41	357,774
	Humana
90,000	7.200%, 06/15/18	108,356
	McKesson
120,000	7.500%, 02/15/19	147,788
	WellPoint
465,000	4.650%, 01/15/43	447,170
		2,431,336
	Industrials — 1.1%
	Aircastle
240,000	6.750%, 04/15/17	269,700
	Caterpillar Financial Services MTN
185,000	1.375%, 05/20/14	185,626
140,000	1.100%, 05/29/15	141,295
	Cementos Pacasmayo SAA (1)
280,000	4.500%, 02/08/23	252,000
	Odebrecht Finance (1)
200,000	5.125%, 06/26/22	191,000
	Odebrecht Offshore Drilling Finance (1)
438,147	6.750%, 10/01/22	448,006
	Terex
145,000	6.500%, 04/01/20	156,238
		1,643,865
	Information Technology — 1.0%
	Apple
455,000	2.400%, 05/03/23	417,422
	Jabil Circuit
200,000	5.625%, 12/15/20	209,000
	NCR (1)
220,000	6.375%, 12/15/23	229,900
	Oracle
590,000	2.500%, 10/15/22	554,102
		1,410,424
	Materials — 1.4%
	Agrium
170,000	3.500%, 06/01/23	162,020
135,000	3.150%, 10/01/22	126,285
	ArcelorMittal
180,000	4.250%, 02/25/15	184,050
	BHP Billiton Finance USA
225,000	5.000%, 09/30/43	233,187
	Glencore Funding LLC (1)
570,000	4.125%, 05/30/23	534,355
	Rio Tinto Finance USA
230,000	3.500%, 03/22/22	228,052
550,000	2.250%, 12/14/18	553,236
		2,021,185
	Telecommunication Services — 0.8%
	Cogeco Cable (1)
290,000	4.875%, 05/01/20	285,288
	Koninklijke KPN (1) (2)
260,000	7.000%, 03/28/73	268,359
	United Business Media (1)
220,000	5.750%, 11/03/20	238,994
	Univision Communications (1)
180,000	7.875%, 11/01/20	198,900
	WPP Finance UK
160,000	8.000%, 09/15/14	167,090
		1,158,631
	Utilities — 1.7%
	Electricite de France (1) (2)
460,000	5.221%, 01/29/49	445,258
	Mexico Generadora de Energia (1)
200,000	5.500%, 12/06/32	187,500
	Midamerican Energy Holdings
185,000	5.750%, 04/01/18	213,232
	Nevada Power, Series L
45,000	5.875%, 01/15/15	47,251
	Nisource Finance
170,000	4.800%, 02/15/44	163,233
	Verizon Communications
1,165,000	6.550%, 09/15/43	1,403,430
		2,459,904
	TOTAL CORPORATE OBLIGATIONS (Cost $48,327,079)	49,163,445

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 24.0%

	Federal Home Loan Mortgage Corporation — 3.5%
	FHLMC
470,094	3.000%, 06/15/39	487,181
925,000	1.140%, 10/15/18	901,256
	FHLMC Gold
49,465	5.000%, 05/01/18	52,920
228,478	4.500%, 10/01/24	245,853
496,306	4.500%, 12/01/40	531,734
231,969	3.000%, 01/01/43	225,392

Principal Amount ($)		Value $

	FHLMC IO REMIC
7	1180.157%, 01/15/22 (2)	149
1,977,074	6.440%, 06/15/39 (2)	208,213
2,839,460	6.440%, 11/15/40 (2)	363,882
814,874	3.000%, 05/15/32	103,631
717,053	2.137%, 06/15/15 (2)	14,353
	FHLMC REMIC (2)
536	13.575%, 07/15/33	556
1,955,000	5.208%, 02/15/33	1,515,336
432,982	5.208%, 03/15/43	365,941
		5,016,397
	Federal National Mortgage Association — 17.8%
	FNMA
147,329	6.167%, 09/01/36 (2)	160,726
1,010	6.000%, 12/01/28	1,121
19,817	6.000%, 10/01/29	22,085
148,966	5.500%, 11/01/34	164,520
465,392	5.500%, 10/01/35	513,119
614,306	5.500%, 07/01/38	677,017
116,975	5.000%, 10/01/29	130,621
211,730	4.500%, 10/01/40	227,262
139,156	4.500%, 07/01/41	149,557
257,308	4.500%, 09/01/41	276,522
286,968	4.500%, 10/01/41	308,029
219,435	4.000%, 10/01/41	228,027
1,161,809	4.000%, 03/01/42	1,219,879
70,591	3.500%, 11/01/25	74,520
392,703	3.500%, 02/01/26	414,695
272,583	3.500%, 04/01/32	283,370
581,805	3.500%, 11/25/41	610,385
317,849	3.251%, 06/01/42 (2)	328,974
1,744,213	3.000%, 09/25/38	1,776,638
1,468,558	3.000%, 08/25/42	1,491,552
1,225,316	3.000%, 04/01/43	1,194,881
140,125	3.000%, 05/01/43	136,425
459,989	3.000%, 06/01/43	447,844
594,943	3.000%, 07/01/43	580,165
817,972	3.000%, 08/01/43	796,377
340,000	2.715%, 02/25/22	334,754
895,000	2.630%, 10/10/24	819,876
531,446	1.600%, 05/25/18	531,508
	FNMA IO
230,284	5.000%, 07/01/18	16,361
205,484	5.000%, 07/01/18	15,811
149,776	5.000%, 07/01/18	11,539
	FNMA IO REMIC
310,112	5.500%, 01/25/19	22,731
313,958	5.500%, 12/25/26	22,610
	FNMA REMIC
370,833	5.763%, 11/25/42 (2)	258,403
326,342	5.763%, 01/25/43 (2)	271,997
86,660	5.196%, 12/25/42 (2)	72,158
84,607	5.000%, 07/25/37	91,240
230,318	3.535%, 10/25/42 (2)	183,871
	FNMA TBA
7,390,000	4.500%, 02/25/44	7,930,394
360,000	4.000%, 02/15/44	377,213
385,000	3.500%, 02/15/29	405,032
2,250,000	3.000%, 02/25/44	2,188,125
		25,767,934
	Government National Mortgage Association — 2.7%
	GNMA
21,276	7.000%, 09/15/23	24,646
121,923	5.500%, 02/20/34	136,972
196,201	5.000%, 05/20/30	216,967
174,011	5.000%, 12/20/43	191,006
94,501	4.500%, 07/20/41	103,039
88,715	4.000%, 05/20/41 (2)	94,624
297,086	4.000%, 06/20/41 (2)	316,770
1,020,405	4.000%, 07/20/41 (2)	1,085,572
99,358	4.000%, 03/20/42	105,467
	GNMA IO
37,163	4.500%, 11/20/32	632
174,521	4.500%, 06/20/33	4,649
490,039	4.500%, 12/16/37	36,753
494,507	1.141%, 06/16/54 (2)	37,313
5,045,502	1.045%, 01/16/53 (2)	410,495
5,159,495	1.021%, 03/16/47 (2)	355,218
2,732,209	0.964%, 08/16/52 (2)	179,074
3,027,310	0.954%, 12/16/51 (2)	223,976
1,372,075	0.773%, 09/16/51 (2)	94,136
2,434,260	0.751%, 01/16/54 (2)	167,387
4,353,527	0.701%, 12/16/53 (2)	279,435
		4,064,131
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $35,198,471)	34,848,462

	U.S. TREASURY OBLIGATIONS (4) — 15.4%
	United States Treasury Bills (3)
2,000,000	0.060%, 07/17/14	1,999,522
4,000,000	0.036%, 03/27/14	3,999,652

Principal Amount ($)		Value $

	United States Treasury Notes
85,000	2.750%, 11/15/23	85,624
3,485,000	2.500%, 08/15/23	3,444,024
290,000	1.500%, 08/31/18	291,609
205,000	1.500%, 12/31/18	205,152
8,660,000	1.375%, 06/30/18	8,683,339
310,000	1.375%, 09/30/18	309,576
415,000	1.250%, 10/31/18	411,547
210,000	0.625%, 10/15/16	210,205
2,300,000	0.375%, 06/30/15	2,306,019
215,000	0.375%, 01/15/16	215,206
275,000	0.250%, 10/31/15	274,914
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,366,821)	22,436,389

	ASSET-BACKED SECURITIES — 10.3%
	Accredited Mortgage Loan Trust, Series 3, Class 2A5 (2)
111,096	1.238%, 10/25/34	107,132
	American Credit Acceptance Receivables Trust, Series 1, Class A (1)
142,956	1.450%, 04/16/18	143,659
	American Credit Acceptance Receivables Trust, Series 2, Class A (1)
90,618	1.890%, 07/15/16	90,917
	American Credit Acceptance Receivables Trust, Series 3, Class A (1)
87,188	1.640%, 11/15/16	87,240
	American Express Credit Account Master Trust, Series 2013-1, Class A (2)
1,555,000	0.580%, 02/16/21	1,560,183
	AmeriCredit Automobile Receivables Trust, Series 4, Class B
155,000	1.310%, 11/08/17	155,393
	AmeriCredit Automobile Receivables Trust, Series 5, Class B
180,000	1.120%, 11/08/17	179,989
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
680,000	2.290%, 11/08/19	684,611
	CarMax Auto Owner Trust, Series 2013-4, Class A4
190,000	1.280%, 05/15/19	189,901
	CFC LLC, Series 2013-2A, Class A (1)
138,346	1.750%, 11/15/17	138,451
	Chase Issuance Trust, Series 2007-A2, Class A2 (2)
820,000	0.210%, 04/15/19	814,782
	Chase Issuance Trust, Series 2013-A2, Class A2 (2)
290,000	0.260%, 02/15/17	289,959
	Chase Issuance Trust, Series 2013-A8, Class A8
565,000	1.010%, 10/15/18	566,018
	Chase Issuance Trust, Series 2014-A1, Class A
390,000	1.150%, 01/15/19	391,033
	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6
1,040,000	1.320%, 09/07/18	1,050,914
	CLI Funding LLC, Series 2013-2A (1)
248,305	3.220%, 06/18/28	246,240
	Credit-Based Asset Servicing and Securitization LLC, Series CB4, Class AF1
19,158	5.000%, 03/25/31	18,599
	Cronos Containers Program, Series 1A, Class A (1)
231,250	3.080%, 04/18/28	229,407
	Cronos Containers Program, Series 2012-2A, Class A (1)
455,000	3.810%, 09/18/27	461,993
	Discover Card Execution Note Trust, Series 2013-A5, Class A5
390,000	1.040%, 04/15/19	390,744
	DT Auto Owner Trust, Series 2014- 1A, Class B (1)
405,000	1.430%, 03/15/18	405,288
	DT Auto Owner Trust, Series 2014- 1A, Class C (1)
435,000	2.640%, 10/15/19	435,472
	DT Auto Owner Trust, Series 2A, Class D (1)
250,000	4.350%, 03/15/19	256,690
	Exeter Automobile Receivables Trust, Series 2014-1A, Class A (1)
430,000	1.290%, 05/15/18	430,075
	Flagship Credit Auto Trust, Series 1, Class A (1)
450,437	1.320%, 04/16/18	450,004

Principal Amount ($)		Value $

	Flagship Credit Auto Trust, Series 2013-2, Class A (1)
339,599	1.940%, 01/15/19	339,816
	GE Capital Credit Card Master Note Trust, Series 2012-3, Class A (2)
100,000	0.610%, 03/15/20	99,659
	GE Equipment Transportation LLC, Series 2013-2, Class A3
435,000	0.920%, 09/25/17	435,706
	Global Container Assets, Series 2013- 1A, Class A1 (1)
369,922	2.200%, 11/05/28	369,087
	Global SC Finance, Series 1A, Class A (1)
485,625	2.980%, 04/17/28	478,932
	Hertz Fleet Lease Funding, Series 2013-3, Class A (1) (2)
420,000	0.711%, 12/10/27	420,974
	Lambda Finance, Series 1A, Class A3 (1) (2)
62,321	0.395%, 09/20/31	62,476
	Lambda Finance, Series 1X, Class A3 (2) (5)
24,474	0.395%, 09/20/31	24,430
	Park Place Securities, Series WHQ4, Class A2D (2)
55,519	0.528%, 09/25/35	55,071
	Santander Drive Auto Receivables Trust, Series 2013-5, Class C
825,000	2.250%, 06/17/19	830,155
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
815,000	1.920%, 04/15/20	818,953
	SNAAC Auto Receivables Trust, Series 1A, Class A (1)
10,320	1.780%, 06/15/16	10,330
	TAL Advantage V LLC, Series 2013- 2A, Class A (1)
737,500	3.550%, 11/20/38	741,469
	Textainer Marine Containers III, Series 2013-1A, Class A (1)
288,067	3.900%, 09/20/38	294,128
	Wheels SPV LLC, Series 1, Class A2 (1)
183,561	1.190%, 03/20/21	184,116
	TOTAL ASSET-BACKED SECURITIES (Cost $14,888,432)	14,939,996

	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
	Aire Valley Mortgages, Series 1A, Class 2A1 (1) (2)
365,139	0.485%, 09/20/66	353,939
	Aire Valley Mortgages, Series 2006- 1A, Class 1A (1) (2)
276,293	0.465%, 09/20/66	266,043
	Auburn Securities, Series 3, Class A2 (2) (5) (9)
69,611	1.139%, 11/01/39	112,984
	Auburn Securities, Series 4, Class A2 (2) (5) (9)
241,125	0.889%, 10/01/41	382,297
	Auburn Securities, Series 5, Class A2 (2) (5) (9)
178,299	0.809%, 12/01/41	280,183
	Brunel Residential Mortgage Securitisation, Series 1A, Class A4C (1) (2)
292,832	0.442%, 01/13/39	288,181
	Credit Suisse First Boston Mortgage Securities, Series 2004-AR3, Class 3A1 (2)
23,014	2.106%, 04/25/34	23,087
	E-MAC Program, Series NL3A, Class A1 (1) (2)
1,240,131	0.314%, 07/25/47	1,187,222
	Eurosail, Series 2006-2X, Class A2C (2) (5) (9)
254,833	0.685%, 12/15/44	404,370
	Eurosail, Series 2006-3X, Class A3A (2) (5) (8)
170,722	0.418%, 09/10/44	224,678
	First Flexible, Series 4, Class A (2) (5) (9)
14,289	1.029%, 07/01/36 (5)	22,962
	FREMF Mortgage Trust, Series K18, Class B (1) (2)
115,000	4.265%, 01/25/45	115,212
	FREMF Mortgage Trust, Series K22, Class B (1) (2)
175,000	3.687%, 08/25/45	166,857
	FREMF Mortgage Trust, Series K22, Class C (1) (2)
215,000	3.687%, 08/25/45	189,909
	FREMF Mortgage Trust, Series K706, Class B (1) (2)
495,000	4.023%, 11/25/44	509,949

Principal Amount ($)		Value $

	FREMF Mortgage Trust, Series K711, Class B (1) (2)
180,000	3.562%, 08/25/45	179,718
	FREMF Mortgage Trust, Series K712, Class B (1) (2)
340,000	3.367%, 05/25/45	333,045
	FREMF Mortgage Trust, Series KF01, Class B (1) (2)
1,470,000	2.768%, 10/25/44	1,506,498
	FREMF Mortgage Trust, Series KF02, Class B (1)
892,812	3.200%, 12/25/45	915,342
	GMAC Mortgage Loan Trust, Series AR1, Class A5 (2)
239,054	3.372%, 10/19/33	248,096
	Granite Master Issuer, Series 2006- 1X, Class M3 (2) (5) (9)
167,000	1.082%, 12/20/54	261,079
	Impac CMB Trust, Series 2004-10, Class 4A1 (2)
41,715	0.898%, 03/25/35	42,036
	Impac Secured Assets CMN Owner Trust, Series 1, Class 2A2 (2)
179,415	0.568%, 05/25/36	179,138
	Impac Secured Assets CMN Owner Trust, Series 2, Class 2A2 (2)
27,763	0.588%, 08/25/36	27,317
	Mansard Mortgages, Series 1X, Class A2 (2) (5) (9)
8,988	0.719%, 10/15/48	14,256
	Marble Arch Residential Securitisation No. 4, Series 2006- 4X, Class A3C (2) (5) (9)
124,240	0.704%, 03/20/40	201,465
	Money Partners Securities 3, Series 2006-3X, Class A2B (2) (8)
113,247	0.677%, 09/14/39	150,061
	Money Partners Securities 4, Series 2006-4X, Class A1A (2) (5) (9)
339,391	0.715%, 03/15/40	548,961
	Opteum Mortgage Acceptance, Series 3, Class APT (2)
220,127	0.448%, 07/25/35	217,394
	Paragon Mortgages, Series 16, Class A (2) (9)
91,565	3.269%, 04/15/39	152,690
	Paragon Mortgages No. 9, Series 2005-9X, Class AA (2) (5) (9)
129,535	0.884%, 05/15/41	197,031
	Preferred Residential Securities, Series 8X, Class A1A2 (2) (5) (9)
85,925	0.765%, 12/15/42	136,878
	Residential Accredit Loans, Series 1999-QS4, Class A1
47	6.250%, 03/25/14	47
	Residential Mortgage Securities, Series 20X, Class A2A (2) (5) (9)
119,901	0.784%, 08/10/38	194,195
	Residential Mortgage Securities, Series 22X, Class A3A (2) (5) (9)
314,805	0.884%, 11/14/39	506,385
	RMAC, Series 2003-NS3X, Class A3 (2) (5) (9)
181,939	1.424%, 12/12/35	289,392
	Southern Pacific Financing, Series 2005-B, Class A (2) (5) (9)
75,668	0.703%, 06/10/43	118,851
	Southern Pacific Financing, Series 2006-A, Class A (2) (5) (9)
88,649	0.683%, 03/10/44	138,394
	Wells Fargo Mortgage-Backed Securities Trust, Series 16, Class A5
146,498	5.000%, 11/25/36	152,226
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,917,813)	11,238,368

	MUNICIPAL BONDS — 5.2%
	California — 0.5%
405,000	State GO
	5.000%, 02/01/43	423,185
235,000	University of California RB, Series AI
	5.000%, 05/15/38	253,260
		676,445
	Florida — 2.0%
1,035,000	Hurricane Catastrophe Fund Finance RB, Series A
	2.995%, 07/01/20	1,016,184
1,080,000	Miami-Dade County Transit System RB
	5.000%, 07/01/42	1,115,154
740,000	Orlando-Orange County Expressway Authority RB
	5.000%, 07/01/35	772,745
		2,904,083

Principal Amount ($)		Value $

	Georgia — 0.1%
155,000	Municipal Electric Authority of Georgia RB
	6.637%, 04/01/57	171,763

	Illinois — 0.3%
330,000	State GO
	7.350%, 07/01/35	385,295

	Massachusetts — 0.5%
775,000	State GO, Series C
	4.000%, 06/01/43	727,562

	New York — 1.1%
800,000	Metropolitan Transportation Authority RB, Series C
	5.000%, 11/15/42	822,696
	Metropolitan Transportation Authority RB, Series E
75,000	6.814%, 11/15/40	94,904
200,000	5.000%, 11/15/43	206,388
405,000	New York State Thruway Authority RB, Series J (6)
	5.000%, 01/01/41	422,010
		1,545,998
	Ohio — 0.2%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	54,332
165,000	5.000%, 02/15/42	168,940
85,000	State Turnpike Commission RB
	5.250%, 02/15/39	90,731
		314,003
	Pennsylvania — 0.4%
350,000	Philadelphia Authority for Industrial Development RB
	3.964%, 04/15/26	329,045
270,000	State Turnpike Commission RB, Series C
	5.000%, 12/01/43	278,448
		607,493
	Utah — 0.1%
170,000	State GO, Series B
	3.539%, 07/01/25	171,794
	TOTAL MUNICIPAL BONDS (Cost $7,346,349)	7,504,436

	SOVEREIGN GOVERNMENTS — 3.9%
	Colombia Government International Bond
700,000	5.625%, 02/26/44	684,250
	Ecuador Government International Bond (1)
205,000	9.375%, 12/15/15	214,481
	Jamaica Government International Bond
305,000	9.000%, 06/02/15	317,962
	Mexican Bonos (10)
8,250,000	8.000%, 06/11/20	685,603
	Mongolia Government International Bond MTN (1)
470,000	4.125%, 01/05/18	425,350
	Morocco Government International Bond (1)
200,000	5.500%, 12/11/42	174,500
	Panama Government International Bond
585,000	7.125%, 01/29/26	706,387
	Poland Government International Bond
1,025,000	4.000%, 01/22/24	1,009,625
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	243,417
	Province of Quebec Canada
610,000	2.625%, 02/13/23	579,684
	Romanian Government International Bond MTN (1)
420,000	4.875%, 01/22/24	412,913
	Sri Lanka Government International Bond (1)
260,000	6.000%, 01/14/19	264,550
	TOTAL SOVEREIGN GOVERNMENTS (Cost $5,766,223)	5,718,722

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 2.4%
	Commercial Mortgage Trust, Series TWC, Class A (1) (2) (7)
355,000	1.010%, 02/13/32	355,000
	Extended Stay America Trust, Series ESH7, Class A27 (1)
240,000	2.958%, 12/05/31	237,688
	Extended Stay America Trust, Series ESH7, Class B7 (1)
240,000	3.604%, 12/05/31	239,790

Principal Amount ($)		Value $

	Hilton USA Trust, Series HLF, Class AFL (1) (2)
305,000	1.168%, 11/05/30	305,591
	JPMorgan Chase Commercial Mortgage Securities, Series FBLU, Class A (1) (2)
675,000	1.115%, 12/15/28	675,810
	LCP Proudreed, Series 1, Class A (2) (5) (9)
455,145	0.783%, 08/25/16	745,319
	LSTAR Commercial Mortgage Trust, Series 1, Class B (1) (2)
110,000	5.397%, 06/25/43	113,759
	SCG Trust, Series SRP1, Class A (1) (2)
220,000	1.567%, 11/15/26	220,688
	Talisman-7 Finance, Series 7, Class A (2) (5) (8)
383,276	0.482%, 04/22/17	514,113
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $3,335,179)	3,407,758
	TOTAL INVESTMENTS — 102.7% (Cost $148,146,367)*	149,257,576
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%	(3,983,696)
	NET ASSETS — 100%	$145,273,880

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $28,646,485, representing 19.7% of the net assets of the Fund.

(2)         Variable Rate Security — Rate disclosed is as of January 31, 2014

(3)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(4)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(5)         Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $5,318,223, representing 3.7% of the net assets of the Fund.

(6)         Security purchased on a when-issued basis.

(7)         Security is fair valued.

(8)         Denominated in EUR.

(9)         Denominated in GBP.

(10)  Denominated in MXP.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $148,146,367, and the unrealized appreciation and depreciation were $2,760,542 and $(1,649,333), respectively.

The open futures contracts held by the Fund at January 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	(2)	Dec-2014	$(642)
90-Day Euro$	(2)	Dec-2015	(3,479)
90-Day Euro$	(2)	Jun-2015	(1,817)
90-Day Euro$	(2)	Jun-2016	(3,779)
90-Day Euro$	(2)	Mar-2015	(654)
90-Day Euro$	(2)	Mar-2016	(3,654)
90-Day Euro$	(2)	Sep-2015	(3,204)
90-Day Euro$	(2)	Sep-2016	(3,454)
Canadian 10-Year Bond	15	Mar-2014	40,682
U.S. 2-Year Treasury Note	118	Apr-2014	(1,613)
U.S. 5-Year Treasury Note	(131)	Apr-2014	(41,501)
U.S. 10-Year Treasury Note	(6)	Mar-2014	(881)
U.S. Long Treasury Bond	(14)	Mar-2014	(43,070)
U.S. Ultra Long Treasury Bond	10	Mar-2014	54,046
			$(13,020)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
JPMorgan Securities	2/19/14	EUR	1,084,890	USD	1,477,970	$14,695
JPMorgan Securities	2/19/14	GBP	490,426	USD	811,186	5,084
Royal Bank of Scotland	2/19/14	GBP	2,462,443	USD	4,056,582	9,123
						$28,902

EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only
LLC — Limited Liability Corporation
LP — Limited Partnership
MTN — Medium Term Note
MXP — Mexican Peso
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
TBA — To Be Announced
USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

January 31, 2014 (unaudited)

Principal Amount ($)		Value $

	MUNICIPAL BONDS — 92.1%
	Alaska — 0.9%
800,000	State Municipal Bond Bank Authority RB
	5.000%, 08/01/42	850,352

	Arizona — 3.5%
2,360,000	Salt River Project Agricultural Improvement & Power District RB, Series A
	5.000%, 01/01/39	2,524,563
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	115,723
600,000	5.000%, 07/01/34	682,704
		3,322,990
	California — 31.8%
2,515,000	Bay Area Toll Authority RB, Series S-4
	5.000%, 04/01/43	2,616,128
	Desert Sands Unified School District GO, AMBAC
60,000	5.000%, 06/01/16 (1)	66,500
40,000	5.000%, 06/01/27	42,886
1,235,000	East Bay Municipal Utility District RB, Series Sub A
	5.000%, 06/01/36	1,335,937
20,000	East Side Union High School District GO, Series B, NATL-RE
	5.250%, 02/01/24	22,945
	Escondido Union High School District GO, Series C (2)
2,000,000	7.174%, 08/01/41	451,020
13,900,000	7.071%, 08/01/51	1,744,867
1,500,000	6.944%, 08/01/46	257,205
50,000	Hacienda La Puente Unified School District GO, NATL-RE FGIC
	5.000%, 08/01/19	58,857
400,000	Imperial Irrigation District RB
	5.125%, 11/01/38	423,476
75,000	Los Angeles Department of Water & Power RB, Series A
	5.000%, 07/01/39	78,111
30,000	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
	5.000%, 07/01/39	31,926
60,000	Los Angeles Unified School District GO, Series I
	5.000%, 07/01/19	71,575
390,000	Los Angeles Unified School District GO, Series KRY
	5.000%, 07/01/22	451,226
1,000,000	Merced Union High School District GO, Series C (2)
	6.868%, 08/01/34	335,440
120,000	Metropolitan Water District of Southern California RB, Series A, FGIC
	5.750%, 07/01/21	144,722
345,000	Metropolitan Water District of Southern California RB, Series B
	5.000%, 07/01/20	416,149
4,675,000	Moreno Valley Unified School District GO, NATL-RE (2)
	5.044%, 08/01/25	2,689,294
315,000	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL-RE FGIC (2)
	5.319%, 09/01/20	259,254
200,000	North Orange County Community College District GO, Series B, NATL-RE FGIC (2)
	6.486%, 08/01/28	109,312
300,000	Rialto Unified School District GO, Series A, AGM (2)
	6.444%, 08/01/29	135,381
345,000	Riverside County Transportation Commission RB, Series A
	5.250%, 06/01/39	378,579
2,580,000	Sacramento Municipal Utility District RB, Series A
	5.000%, 08/15/41	2,724,196
1,075,000	San Diego Community College District GO
	5.000%, 08/01/43	1,143,531
2,005,000	San Diego County Regional Transportation Commission RB, Series A
	5.000%, 04/01/42	2,143,405
	San Diego Unified School District GO, Series C (2)
890,000	6.815%, 07/01/38	241,154
3,445,000	6.814%, 07/01/42	749,529
1,525,000	6.813%, 07/01/45	277,321
1,290,000	6.791%, 07/01/43	264,489
2,000,000	San Diego Unified School District GO, Series E (2)
	5.562%, 07/01/36	607,060
295,000	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
	5.000%, 11/01/41	312,057

Principal Amount ($)		Value $

1,300,000	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
	5.000%, 11/01/41	1,375,166
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	369,438
65,000	5.000%, 03/01/20	76,827
180,000	5.000%, 03/01/21	212,576
140,000	4.000%, 03/01/19	156,831
630,000	Santa Barbara Secondary High School District GO, Series A (2)
	5.813%, 08/01/40	151,988
200,000	Santa Barbara Unified School District GO, Series C, AGM
	4.750%, 08/01/30	206,960
875,000	State Educational Facilities Authority RB
	5.250%, 04/01/40	1,077,484
1,675,000	State Educational Facilities Authority RB, Series A
	5.000%, 10/01/39	1,788,347
1,745,000	State Educational Facilities Authority RB, Series T-1
	5.000%, 03/15/39	2,075,625
500,000	State GO
	6.000%, 11/01/39	581,235
525,000	University of California RB, Series AI
	5.000%, 05/15/38	565,793
1,000,000	University of California RB, Series O
	5.250%, 05/15/39	1,093,330
		30,315,132
	Connecticut — 0.4%
320,000	State Health & Educational Facility Authority RB, Series A-2
	5.000%, 07/01/40	348,221

	District of Columbia — 0.3%
230,000	Water & Sewer Authority RB, Series A
	5.000%, 10/01/44	242,054

	Florida — 4.1%
1,840,000	Miami-Dade County Transit System Sales Surtax RB
	5.000%, 07/01/42	1,899,892
1,945,000	Miami-Dade County Water & Sewer System RB, Series A
	5.000%, 10/01/42	1,999,966
		3,899,858
	Georgia — 1.4%
70,000	DeKalb County Water & Sewer RB, Series B
	5.250%, 10/01/26	83,056
420,000	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL-RE FGIC
	5.250%, 07/01/29	484,159
575,000	State GO, Series I
	5.000%, 07/01/20	691,254
75,000	State Road & Tollway Authority RB, Series B
	5.000%, 10/01/21	90,208
		1,348,677
	Illinois — 3.0%
135,000	Chicago Emergency Telephone System GO, NATL-RE FGIC
	5.250%, 01/01/20	152,601
125,000	Chicago Wastewater Transmission RB, Series B, NATL-RE FGIC
	5.000%, 01/01/17	137,702
	Metropolitan Pier & Exposition Authority RB (2)
7,055,000	5.960%, 12/15/51	765,044
25,000	2.927%, 06/15/16	24,299
	Metropolitan Pier & Exposition Authority RB, Series A, NATL-RE (2)
770,000	7.003%, 12/15/17	717,817
80,000	5.255%, 06/15/20	65,177
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
1,445,000	7.028%, 06/15/46 (2)	224,163
330,000	5.000%, 06/15/50	330,063
390,000	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
	5.250%, 12/01/32	445,107
		2,861,973
	Indiana — 0.3%
225,000	State Finance Authority RB, Series A
	5.000%, 12/01/19	268,587

	Louisiana — 0.4%
375,000	State Gasoline & Fuels Tax RB, Series B
	5.000%, 05/01/45	391,526

Principal Amount ($)		Value $

	Massachusetts — 3.8%
	State Bay Transportation Authority RB, Series A
465,000	5.250%, 07/01/30	546,152
45,000	5.250%, 07/01/31	52,783
	State GO, Series B, AGM
155,000	5.250%, 08/01/22	188,154
250,000	5.250%, 09/01/24	304,475
165,000	State Health & Educational Facilities Authority RB, Series K
	5.500%, 07/01/32	209,774
2,170,000	State School Building Authority RB, Series B
	5.000%, 10/15/41	2,305,148
		3,606,486
	Michigan — 0.1%
75,000	Taylor GO, NATL-RE
	5.000%, 09/01/16	81,287

	Minnesota — 0.7%
	University of Minnesota RB, Series A
290,000	5.000%, 12/01/18	343,111
255,000	5.000%, 12/01/19	306,158
		649,269
	Missouri — 4.6%
350,000	Cass County GO
	4.000%, 09/01/22	383,600
435,000	Columbia School District GO
	4.000%, 03/01/20	494,625
245,000	Jackson County RB, AMBAC
	5.000%, 12/01/17	268,838
250,000	Kansas City Metropolitan Community Colleges Building RB, Series Junior College, NATL-RE FGIC
	4.250%, 07/01/16	271,985
75,000	Ritenour Consolidated School District GO, Series A
	5.000%, 03/01/18	87,184
10,000	Saint Charles GO (1)
	4.050%, 03/01/15	10,414
	Saint Louis Board of Education GO, Series A, NATL-RE
40,000	5.000%, 04/01/15 (3)	42,239
60,000	5.000%, 04/01/15	63,300
250,000	Saint Louis County Reorganized School District No. R-6 GO, Series B
	4.000%, 02/01/19	277,443
710,000	Saint Louis School District GO
	5.000%, 04/01/19	814,256
	Springfield Public Utility RB, NATL-RE FGIC
250,000	5.000%, 08/01/18	276,973
710,000	4.750%, 08/01/25	778,302
230,000	State Highway & Transportation Commission RB
	5.000%, 05/01/17	262,071
250,000	State Highway & Transportation Commission RB, Series Senior Lien
	5.000%, 02/01/19	296,740
		4,327,970
	New Jersey — 6.6%
1,635,000	Garden State Preservation Trust RB, Series A, AGM
	5.750%, 11/01/28	2,002,107
	State Transportation Trust Fund Authority RB, Series A
550,000	5.750%, 06/15/20	669,597
1,000,000	5.500%, 06/15/41	1,063,380
685,000	State Transportation Trust Fund Authority RB, Series A-FSA, AGM
	5.500%, 12/15/22	817,356
100,000	State Transportation Trust Fund Authority RB, Series B, AMBAC
	5.250%, 12/15/22	117,218
65,000	State Transportation Trust Fund Authority RB, Series D
	5.000%, 12/15/23	74,513
1,500,000	State Turnpike Authority RB, Series A
	5.000%, 01/01/43	1,557,330
		6,301,501
	New Mexico — 0.8%
600,000	State Finance Authority RB
	5.000%, 06/15/20	716,172

	New York — 13.2%
2,515,000	Metropolitan Transportation Authority RB, Series E
	5.000%, 11/15/43	2,595,329
610,000	Metropolitan Transportation Authority RB, Series Sub B-1
	5.000%, 11/15/21	719,977
1,000,000	New York City Municipal Water Finance Authority RB
	5.375%, 06/15/43	1,072,540

Principal Amount ($)		Value $

465,000	New York City Municipal Water Finance Authority RB, Series BB
	5.000%, 06/15/27	528,212
1,520,000	New York City Municipal Water Finance Authority RB, Series GG-1
	5.000%, 06/15/39	1,587,534
315,000	New York City Transitional Finance Authority RB
	5.000%, 02/01/21	373,738
970,000	New York City Transitional Finance Authority RB, Series Sub E
	4.500%, 11/01/19	1,126,587
1,565,000	New York City Transitional Finance Authority RB, Series Sub F-1
	5.000%, 02/01/34	1,690,904
2,470,000	State Dormitory Authority RB, Series C
	5.000%, 03/15/41	2,599,749
200,000	State Environmental Facilities RB, Series B
	5.000%, 06/15/17	228,838
50,000	Triborough Bridge & Tunnel Authority RB, Series B (3)
	5.000%, 01/01/20	58,689
		12,582,097
	North Carolina — 1.3%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	83,455
50,000	5.000%, 03/01/21	59,827
875,000	Wake County GO, Series C
	5.000%, 03/01/24	1,054,611
		1,197,893
	Ohio — 5.9%
2,500,000	American Municipal Power RB, Series B
	5.000%, 02/15/42	2,559,775
340,000	Cincinnati City School District GO, NATL-RE FGIC
	5.250%, 12/01/21	405,858
	State Turnpike Commission RB, Series A-2 (2)
1,395,000	6.411%, 02/15/41	310,876
1,680,000	6.253%, 02/15/38	449,534
2,355,000	6.235%, 02/15/37	676,215
2,500,000	5.769%, 02/15/36	762,700
	State University RB, Series D (3)
140,000	5.000%, 12/01/21	166,699
115,000	5.000%, 12/01/30	134,480
125,000	5.000%, 12/01/31	145,785
		5,611,922
	South Carolina — 0.1%
75,000	Charleston Water & Sewer System RB
	5.000%, 01/01/41	79,957

	Tennessee — 0.3%
250,000	Johnson City GO
	4.500%, 06/01/21	280,525
25,000	Lincoln County GO, NATL-RE FGIC
	5.250%, 04/01/18	28,987
30,000	Putnam County GO, NATL-RE FGIC
	5.250%, 04/01/17	34,222
		343,734
	Texas — 8.0%
235,000	Conroe Independent School District GO, PSF-GTD
	5.000%, 02/15/20	277,798
210,000	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
	5.250%, 12/01/30	250,209
100,000	Fort Bend Independent School District GO, PSF-GTD
	4.750%, 08/15/34	107,517
370,000	Frisco Independent School District GO, PSF-GTD
	5.000%, 08/15/41	397,191
125,000	Frisco Independent School District GO, Series A, PSF-GTD
	5.000%, 08/15/26	140,350
2,890,000	Grand Parkway Transportation RB, Series Sub B
	5.250%, 10/01/51	2,989,445
45,000	Harris County Flood Control District RB, Series A
	5.000%, 10/01/24	52,840
100,000	Harris County GO, Series B
	5.000%, 10/01/18	118,040
330,000	Harris County RB, Series C
	5.000%, 08/15/40	349,945
20,000	Houston Utility System RB, AGM
	5.000%, 11/15/16	22,518
460,000	Lower Colorado River Authority RB
	5.000%, 05/15/22	514,515

Principal Amount ($)		Value $

100,000	North East Independent School District GO, PSF-GTD
	5.250%, 02/01/27	122,699
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/28	5,740
845,000	6.000%, 01/01/28	966,283
480,000	Permanent University Fund RB, Series B
	5.250%, 07/01/28	585,134
705,000	University of Texas System RB, Series B
	5.000%, 08/15/22	844,442
		7,744,666
	Washington — 0.6%
290,000	King County Sewer RB
	5.000%, 01/01/39	310,222
250,000	Snohomish County School District No. 15 Edmonds GO
	4.000%, 12/01/16	274,893
		585,115
	TOTAL MUNICIPAL BONDS (Cost $84,622,882)	87,677,439

	CORPORATE OBLIGATIONS — 5.2%
	Financials — 5.0%
	Aflac
730,000	6.450%, 08/15/40	893,336
	Bank of America
1,565,000	6.000%, 10/15/36	1,813,469
	Citigroup
1,430,000	8.125%, 07/15/39	2,050,048
8,000	6.875%, 06/01/25	9,638
		4,766,491
	Health Care — 0.0%
	UnitedHealth Group
40,000	6.875%, 02/15/38	51,833
	Telecommunication Services —0.2%
	Verizon Communications
116,000	7.350%, 04/01/39	148,454
	TOTAL CORPORATE OBLIGATIONS (Cost $4,044,193)	4,966,778

	TOTAL INVESTMENTS — 97.3% (Cost $88,667,075)*	92,644,217

	OTHER ASSETS LESS LIABILITIES — 2.7%	2,535,107

	NET ASSETS — 100%	$95,179,324

(1)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Escrowed to Maturity.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $88,667,075, and the unrealized appreciation and depreciation were $5,076,711 and $(1,099,569), respectively.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

RB —Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

January 31, 2014 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 53.0%
	Consumer Staples — 4.5%
	Altria Group
246,000	9.950%, 11/10/38	390,755
483,000	5.375%, 01/31/44	497,913
	Kraft Foods Group
405,000	6.500%, 02/09/40	497,699
204,000	5.000%, 06/04/42	208,701
	Lorillard Tobacco
328,000	8.125%, 05/01/40	417,981
	Mondelez International
66,000	6.500%, 02/09/40	81,668
		2,094,717
	Energy — 1.9%
	TransCanada PipeLines
340,000	7.625%, 01/15/39	467,682
344,000	6.200%, 10/15/37	409,555
		877,237
	Financials — 30.3%
	Aflac
285,000	6.900%, 12/17/39	364,117
979,000	6.450%, 08/15/40	1,198,049
	Bank of America
1,101,000	6.000%, 10/15/36	1,275,802
	Citigroup
817,000	8.125%, 07/15/39	1,171,251
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
260,000	5.750%, 12/01/43	274,223
555,000	5.250%, 05/24/41	601,720
	General Electric Capital MTN
931,000	6.875%, 01/10/39	1,195,699
	HSBC Bank USA
950,000	7.000%, 01/15/39	1,206,429
	JPMorgan Chase
1,244,000	5.600%, 07/15/41	1,384,879
	McGraw-Hill
525,000	6.550%, 11/15/37	520,617
	MetLife
1,131,000	5.875%, 02/06/41	1,319,811
	Prudential Financial MTN
995,000	6.200%, 11/15/40	1,166,938
30,000	5.625%, 05/12/41	33,401
	Standard Chartered (1)
1,029,000	5.300%, 01/09/43	1,017,799
	Wells Fargo (1)
1,138,000	5.606%, 01/15/44	1,214,936
		13,945,671
	Industrials — 1.9%
	Koninklijke Philips Electronics
705,000	6.875%, 03/11/38	894,913

	Information Technology — 1.3%
	Apple
336,000	3.850%, 05/04/43	289,918
	Hewlett-Packard
109,000	6.000%, 09/15/41	111,686
	Western Union
207,000	6.200%, 11/17/36	203,285
		604,889
	Materials — 6.6%
	Barrick North America Finance
641,000	5.700%, 05/30/41	577,357
	BHP Billiton Finance USA
199,000	5.000%, 09/30/43	206,241
	Dow Chemical
313,000	9.400%, 05/15/39	486,969
	International Paper
163,000	8.700%, 06/15/38	233,980
	Rio Tinto Finance USA
765,000	5.200%, 11/02/40	799,050
21,000	4.125%, 08/21/42	18,692
	Xstrata Finance Canada (1)
720,000	6.000%, 11/15/41	702,901
		3,025,190
	Telecommunication Services — 5.1%
	Deutsche Telekom International Finance BV (1)
550,000	4.875%, 03/06/42	539,736
	Telefonica Emisiones SAU
250,000	7.045%, 06/20/36	286,508
	Verizon Communications
667,000	7.350%, 04/01/39	853,609
550,000	6.550%, 09/15/43	662,564
		2,342,417
	Utilities — 1.4%
	Centrica (1)
200,000	5.375%, 10/16/43	210,683
	Sempra Energy
367,000	6.000%, 10/15/39	428,642
		639,325
	TOTAL CORPORATE OBLIGATIONS (Cost $22,288,871)	24,424,359

Principal Amount ($)		Value $

	TAX-EXEMPT MUNICIPAL
	BONDS — 24.2%
	California — 9.1%
	Bay Area Toll Authority RB, Series S-4
110,000	5.125%, 04/01/48	113,976
325,000	5.000%, 04/01/43	338,068
	Escondido Union High School District GO, Series C (2)
2,000,000	7.280%, 08/01/41	451,020
55,000	5.287%, 08/01/46	9,431
	Los Angeles Department of Water & Power RB, Series B
535,000	5.000%, 07/01/43	567,321
150,000	Placentia-Yorba Linda Unified School District GO, Series D (2)
	6.142%, 08/01/42	32,109
100,000	San Bernardino Community College District GO, Series B (2)
	7.705%, 08/01/48	14,329
210,000	Santa Barbara Secondary High School District GO, Series A (2)
	6.530%, 08/01/40	50,663
90,000	Santa Barbara Unified School District GO, Series A (2)
	6.483%, 08/01/41	20,360
1,030,000	Southwestern Community College District GO, Series C (2)
	6.526%, 08/01/46	177,119
	State GO
515,000	5.000%, 02/01/43	538,541
775,000	5.000%, 04/01/43	810,914
680,000	State Educational Facilities Authority RB
	5.250%, 04/01/40	837,359
100,000	University of California RB, Series AI
	5.000%, 05/15/38	107,770
	Westside Union School District GO, Series B (2)
420,000	5.910%, 08/01/40	101,023
60,000	5.476%, 08/01/45	10,762
		4,180,765
	District of Columbia — 1.8%
780,000	Water & Sewer Authority RB, Series A
	5.000%, 10/01/44	820,880

	Florida — 1.3%
190,000	Miami-Dade County Transit System Sales Surtax RB
	5.000%, 07/01/42	196,185
395,000	Miami-Dade County Water & Sewer System RB, Series A
	5.000%, 10/01/42	406,163
		602,348
	Illinois — 0.4%
75,000	Cook County Community College District No. 508 GO
	5.250%, 12/01/43	77,437
	Metropolitan Pier & Exposition Authority RB, Series B, AGM (2)
330,000	6.646%, 06/15/47	47,708
25,000	6.204%, 06/15/45	4,197
295,000	5.996%, 06/15/46	45,763
		175,105
	Nebraska — 0.6%
285,000	Omaha Public Power District RB, Series A
	5.000%, 02/01/42	301,547

	New York — 5.6%
625,000	Metropolitan Transportation Authority RB, Series E
	5.000%, 11/15/43	644,963
90,000	New York City Transitional Finance Authority Future Tax Secured RB, Series Sub E-1
	5.000%, 02/01/42	94,787
485,000	New York City Transitional Finance Authority Future Tax Secured RB, Series A-1
	5.000%, 11/01/38	520,163
195,000	New York City Water & Sewer System RB, Series FF
	5.000%, 06/15/45	203,945
520,000	State Dormitory Authority RB, Series A
	5.000%, 03/15/43	549,214
170,000	State Dormitory Authority RB, Series C
	5.000%, 03/15/41	178,930
75,000	State Dormitory Authority RB, Series D
	5.000%, 02/15/40	79,476
290,000	State Thruway Authority, Series J (3)
	5.000%, 01/01/41	302,664
		2,574,142

Principal Amount ($)		Value $

	Ohio — 1.1%
	State Turnpike Commission RB, Series A-2 (2)
160,000	6.314%, 02/15/43	31,195
310,000	6.313%, 02/15/41	69,084
235,000	6.311%, 02/15/42	48,605
325,000	6.290%, 02/15/40	77,340
390,000	6.230%, 02/15/38	104,356
180,000	6.163%, 02/15/36	54,914
430,000	6.087%, 02/15/37	123,470
		508,964
	Pennsylvania — 0.3%
80,000	Philadelphia Water & Wastewater RB, Series A
	5.125%, 01/01/43	83,458
75,000	State Turnpike Commission RB, Series C
	5.000%, 12/01/43	77,347
		160,805
	Texas — 3.3%
230,000	Austin Water & Wastewater System RB, Series A
	5.000%, 11/15/43	244,016
1,245,000	Grand Parkway Transportation RB, Series Sub B
	5.250%, 10/01/51	1,287,840
		1,531,856
	Utah — 0.7%
285,000	University of Utah RB, Series A
	5.000%, 08/01/43	304,320

	TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $10,634,489)	11,160,732

	TAXABLE MUNICIPAL BONDS — 6.1%
	California - 3.7%
760,000	California Institute of Technology
	4.700%, 11/01/2111	687,471
1,115,000	University of California RB, Series AD
	4.858%, 05/15/2112	1,031,921
		1,719,392
	Massachusetts — 0.3%
102,000	Massachusetts Institute of Technology
	5.600%, 07/01/2111	125,033

	New York — 0.8%
400,000	Port Authority of New York & New Jersey RB
	4.458%, 10/01/62	364,340

	Pennsylvania — 1.3%
639,000	University of Pennsylvania
	4.674%, 09/01/2112	607,640

	TOTAL TAXABLE MUNICIPAL BONDS (Cost $3,033,131)	2,816,405

	U.S. TREASURY OBLIGATIONS — 12.3%
	U.S. Treasury Bonds
896,000	3.625%, 08/15/43	896,280
2,450,000	2.875%, 05/15/43	2,110,636
	U.S. Treasury Notes
200,000	2.500%, 08/15/23	197,648
750,000	1.750%, 05/15/22	710,742
	U.S. Treasury STRIP (2)
5,219,000	3.864%, 08/15/42	1,763,531

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,487,936)	5,678,837

	ASSET-BACKED SECURITY — 2.3%
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
900,000	6.150%, 06/15/39
	(Cost $1,209,902)	1,055,769

	TOTAL INVESTMENTS — 97.9% (Cost $42,654,329)*	45,136,102
	OTHER ASSETS LESS LIABILITIES — 2.1%	958,902

	NET ASSETS — 100%	$46,095,003

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $3,686,055, representing 8.0% of the net assets of the Fund.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)         Security purchased on a when-issued basis.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $42,654,329, and the unrealized appreciation and depreciation were $3,325,990 and $(844,217), respectively.

AGM — Assured Guaranty Municipal

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

STRIP — Separately Traded Registered Interest and Principal Securities

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value  Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

January 31, 2014 (unaudited)

Principal Amount $		Value $

	CORPORATE OBLIGATIONS — 39.4%
	Brazil — 2.8%
	Marfrig Holding Europe (1)
525,000	9.875%, 07/24/17	517,125
	Virgolino de Oliveira Finance (1) (4)
400,000	10.500%, 01/28/18	220,000
		737,125
	Chile — 1.3%
	VTR Finance BV (1)
340,000	6.875%, 01/15/24	341,243

	China — 10.7%
	China Shanshui Cement Group (1)
240,000	10.500%, 04/27/17	255,900
	CIFI Holdings Group (2)
230,000	12.250%, 04/15/18	255,013
	Country Garden Holdings (1)
200,000	11.125%, 02/23/18	219,000
	Fantasia Holdings Group (2)
400,000	13.750%, 09/27/17	443,000
	Fufeng Group (1)
200,000	7.625%, 04/13/16	205,000
	Hero Asia Investment (2) (3)
245,000	5.250%, 12/07/49	248,234
	KWG Property Holding (1)
210,000	12.500%, 08/18/17	229,687
	MIE Holdings (1)
200,000	9.750%, 05/12/16	210,500
	Shimao Property Holdings (2)
225,000	11.000%, 03/08/18	247,781
	Yingde Gases Investment (1)
200,000	8.125%, 04/22/18	204,750
	Yuzhou Properties (2)
330,000	8.750%, 10/04/18	327,113
		2,845,978
	Colombia — 0.9%
	Pacific Rubiales Energy (1)
230,000	7.250%, 12/12/21	242,650

	Costa Rica — 2.3%
	Instituto Costarricense de Electricidad (1)
600,000	6.950%, 11/10/21	613,800

	Indonesia — 3.0%
	Adaro Indonesia (1)
330,000	7.625%, 10/22/19	347,325
	Comfeed Finance (1)
200,000	6.000%, 05/02/18	184,500
	Gajah Tunggal (1)
255,000	7.750%, 02/06/18	253,088
		784,913
	Mexico — 4.0%
	Grupo Televisa MTN
†4,700,000	7.250%, 05/14/43	275,934
	Pemex Project Funding Master Trust
755,000	6.625%, 06/15/35	791,460
		1,067,394
	Netherlands — 0.9%
	Indo Energy Finance (1)
250,000	7.000%, 05/07/18	250,000

	Peru — 0.8%
	Minera Ares SAC (1)
215,000	7.750%, 01/23/21	215,269

	Supra-National — 0.8%
	Eurasian Development Bank (1)
200,000	5.000%, 09/26/20	204,000

	Ukraine — 4.5%
	National JSC Naftogaz of Ukraine
1,265,000	9.500%, 09/30/14	1,209,656
	Venezuela — 7.4%
	Petroleos de Venezuela
2,275,000	6.000%, 11/15/26 (1)	1,177,312
540,000	5.000%, 10/28/15	449,820
355,000	4.900%, 10/28/14	330,150
		1,957,282
	TOTAL CORPORATE OBLIGATIONS (Cost $10,708,984)	10,469,310

	FOREIGN GOVERNMENT
	BONDS — 37.4%
	Brazil — 3.0%
	Brazil Notas do Tesouro Nacional Serie F
†2,075,000	10.000%, 01/01/17	801,357

	Colombia — 8.1%
	Colombia Government International Bond
1,100,000	5.625%, 02/26/44	1,075,250
	Empresa de Telecomunicaciones de Bogota (1)
†2,128,000,000	7.000%, 01/17/23	912,034

Principal Amount $		Value $

	Empresas Publicas de Medellin (1)
†348,000,000	8.375%, 02/01/21	176,371
		2,163,655
	Ecuador — 1.0%
	Ecuador Government International Bond (1)
255,000	9.375%, 12/15/15	266,794

	Ghana — 2.1%
	Republic of Ghana (1)
600,000	7.875%, 08/07/23	561,000

	Indonesia — 2.1%
	Indonesia Government International Bond (1)
600,000	3.750%, 04/25/22	546,000

	Jamaica — 1.5%
	Jamaica Government International Bond
385,000	9.000%, 06/02/15	401,362

	Mexico — 8.0%
	Mexican Bonos
†20,290,000	8.000%, 06/11/20	1,686,168
†5,600,000	7.750%, 05/29/31	430,765
		2,116,933
	Mongolia — 2.4%
	Mongolia Government International Bond MTN (1)
480,000	5.125%, 12/05/22	388,800
290,000	4.125%, 01/05/18	262,450
		651,250
	Pakistan — 1.7%
	Pakistan Government International Bond (1)
465,000	7.125%, 03/31/16	462,675

	Panama — 2.2%
	Panama Government International Bond
265,000	7.125%, 01/29/26	319,988
340,000	4.300%, 04/29/53	260,100
		580,088
	Philippines — 0.8%
	Philippine Government International Bond
†10,000,000	6.250%, 01/14/36	222,860

	Poland — 1.5%
	Poland Government International Bond
405,000	4.000%, 01/22/24	398,925

	South Africa — 1.0%
	South Africa Government Bond
†3,220,000	6.750%,03/31/21	262,721

	Venezuela — 2.0%
	Venezuela Government International Bond
530,000	8.500%, 10/08/14	520,725
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $10,196,085)	9,956,345

	CONVERTIBLE BONDS — 8.7%
	China — 4.3%
	China Hongqiao Group (2)
400,000	6.500%, 04/10/17	421,900
	Ctrip.com International (1)
350,000	1.250%, 10/15/18	320,469
	Kaisa Group Holdings MTN
†2,300,000	8.000%, 12/20/15	407,054
		1,149,423
	India — 1.5%
	Vedanta Resources Jersey
400,000	5.500%, 07/13/16	403,800

	Singapore — 2.9%
	CapitaLand (1)
†500,000	1.950%, 10/17/23	386,235
	Golden Agri-Resources (2)
400,000	2.500%, 10/04/17	381,500
		767,735
	TOTAL CONVERTIBLE BONDS (Cost $2,286,578)	2,320,958
	TOTAL INVESTMENTS — 85.5% (Cost $23,191,647)*	22,746,613

	OTHER ASSETS LESS LIABILITIES — 14.5%	3,853,515
	NET ASSETS — 100%	$26,600,128

† In local currency

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $10,173,977, representing 38.2% of the net assets of the Fund.

(2)         Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $2,324,541, representing 8.7% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of January 31, 2014.

(4)         Security considered illiquid. On January 31, 2014 the value of these securities amounted to $220,000, representing 0.8% of the net assets of the Fund.

*  At January 31, 2014, the tax basis cost of the Fund’s investments was $23,191,647, and the unrealized appreciation and depreciation were $146,655 and $(591,689), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Bank of America Securities	2/5/14-3/24/14	USD	2,264,710	EUR	1,665,000	$(19,051)
Bank of America Securities	2/25/14	COP	2,300,000,000	USD	1,179,487	40,102
Bank of America Securities	2/25/14	USD	1,171,079	COP	2,300,000,000	(31,694)
Bank of America Securities	3/24/14	EUR	1,175,000	USD	1,605,561	20,779
Bank of America Securities	4/28/14	JPY	82,000,000	USD	801,958	(1,007)
Bank of America Securities	5/5/14	HUF	122,900,000	USD	527,513	247
BNP Securities	2/5/14	USD	648,832	EUR	480,000	(1,444)
China International Capital	2/5/14	EUR	970,000	USD	1,307,071	(1,194)
Citigroup Global Markets	3/4/14	USD	242,704	COP	474,000,000	(7,999)
HSBC	3/18/14	USD	509,985	NGN	83,000,000	(6,976)
JPMorgan Securities	3/4/14	COP	474,000,000	USD	240,735	6,030
Standard Bank	3/18/14	USD	551,745	NGN	89,300,000	(10,557)
						$(12,764)

A list of the open OTC swap agreements held by the Fund at January 31, 2014 is as follows:

Credit Default Swaps — Buy Protection(1)

						Notional	Premiums	Unrealized
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Japan Government	1.00%	JPMorgan	6/20/18	Aa3	USD	$1,000,000	$(24,793)	$(749)

Credit Default Swaps — Sell Protection(2)

						Notional	Premiums	Unrealized
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Republic of Turkey	1.00%	Morgan Stanley	3/20/16	Baa3	USD	$1,350,000	$(15,929)	$(9,071)
Republic of Turkey	1.00%	Morgan Stanley	3/20/16	Baa3	USD	805,000	(8,360)	(6,547)
							$(24,289)	$(15,618)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

EUR — Euro

COP — Colombian Peso

HUF — Hungarian Forint

JPY — Japanese Yen

MTN — Medium Term Note

NGN — Nigerian Naira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

January 31, 2014 (unaudited)

Principal Amount †		Value $

	FOREIGN GOVERNMENT
	BONDS — 58.3%
	Brazil — 2.4%
	Brazil Notas do Tesouro
	Nacional Serie F
13,400,000	10.000%, 01/01/23	4,613,471

	Czech Republic — 9.3%
	Czech Republic Government Bond
122,000,000	3.800%, 04/11/15	6,236,978
129,500,000	3.400%, 09/01/15	6,668,588
106,700,000	2.750%, 03/31/14	5,248,324
		18,153,890
	Greece — 2.4%
	Hellenic Republic Government Bond (1)
785,000	2.000%, 02/24/23	711,471
2,003,000	2.000%, 02/24/24	1,745,956
1,228,200	2.000%, 02/24/25	1,039,112
1,438,200	2.000%, 02/24/26	1,177,250
		4,673,789
	Hungary — 2.5%
	Hungary Government Bond
1,080,000,000	7.750%, 08/24/15	4,946,850

	Indonesia — 3.9%
	Indonesia Government
	International Bond MTN (1)
$2,152,000	6.750%, 01/15/44	2,173,520

	Indonesia Treasury Bond
7,000,000,000	9.500%, 06/15/15	586,845
4,290,000,000	9.500%, 07/15/31	351,766
17,165,000,000	9.000%, 03/15/29	1,356,985
18,450,000,000	8.375%, 03/15/24	1,457,187
20,575,000,000	8.375%, 03/15/34	1,520,125
4,290,000,000	6.625%, 05/15/33	261,223
		7,707,651
	Malaysia — 0.8%
	Malaysia Government Bond
5,200,000	3.741%, 02/27/15	1,565,689

	Mexico — 14.0%
	Mexico Cetes (2)
893,000,000	4.047%, 04/30/14	6,620,980
822,281,000	3.916%, 04/03/14	6,114,109
257,719,000	3.901%, 03/06/14	1,921,118
505,000,000	3.664%, 12/11/14	3,658,022
1,220,000,000	3.638%, 08/21/14	8,942,288
		27,256,517
	Poland — 5.6%
	Poland Government Bond
10,500,000	6.250%, 10/24/15	3,504,831
23,500,000	5.750%, 04/25/14	7,506,394
		11,011,225
	Singapore — 10.1%
	Singapore Government Bond
9,250,000	3.625%, 07/01/14	7,340,019
5,950,000	2.875%, 07/01/15	4,826,297
9,140,000	1.375%, 10/01/14	7,208,734
400,000	0.250%, 02/01/14	313,296
		19,688,346
	Thailand — 4.0%
	Bank of Thailand (3)
18,900,000	2.506%, 02/26/16	572,554
16,000,000	2.471%, 02/15/14	484,741
31,200,000	2.468%, 02/13/15	943,318
	Thailand Government Bond
35,000,000	5.250%, 05/12/14	1,068,622
24,784,000	2.538%, 11/26/14 (3)	750,493
	Thailand Government Bond
	Indexed Link Bond (1)
143,582,775	1.200%, 07/14/21	4,031,620
		7,851,348
	Vietnam — 3.3%
	Vietnam Government Bond
7,000,000,000	11.350%, 02/27/17	372,024
14,210,000,000	9.600%, 06/30/17	724,929
9,000,000,000	9.500%, 06/15/17	457,807
18,540,000,000	9.300%, 01/15/18	939,427
20,000,000,000	9.200%, 03/15/18	1,009,850
18,000,000,000	9.100%, 01/31/23	880,250
23,000,000,000	8.400%, 03/31/18	1,117,244
18,000,000,000	7.700%, 05/31/18	862,154
		6,363,685
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $117,306,896)	113,832,461

† In local currency

Principal Amount $		Value $

	U.S. TREASURY OBLIGATIONS (4) — 39.2%
	U.S. Treasury Bonds
15,100,000	3.750%, 11/15/43	15,453,914
	U.S. Treasury Bills (2)
6,000,000	0.094%, 05/22/14	5,999,436
3,000,000	0.090%, 05/15/14	2,999,757
10,500,000	0.087%, 05/08/14	10,499,181
2,000,000	0.080%, 06/05/14	1,999,788
5,000,000	0.080%, 06/12/14	4,999,305
11,000,000	0.075%, 06/26/14	10,998,306
500,000	0.055%, 02/13/14	500,000
10,000,000	0.055%, 06/19/14	9,998,580
6,500,000	0.051%, 03/27/14	6,499,434
3,000,000	0.050%, 07/10/14	2,999,478
1,500,000	0.046%, 02/20/14	1,499,998
1,000,000	0.036%, 03/06/14	999,959
400,000	0.032%, 03/13/14	399,976
700,000	0.026%, 02/06/14	700,000
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,427,491)	76,547,112

	CONVERTIBLE BOND — 0.7%
	Vietnam — 0.7%
1,100,000	Vingroup JSC (1) 5.000%, 04/03/17 (Cost $1,297,659)	1,416,250
	TOTAL INVESTMENTS — 98.2% (Cost $195,032,046)*	191,795,823
	OTHER ASSETS LESS LIABILITIES — 1.8%	3,465,952
	NET ASSETS — 100%	$195,261,775

(1)         Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2014, the value of these securities amounted to $12,295,179, representing 6.3% of the net assets of the Fund.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)         Variable Rate Security — Rate disclosed is as of January 31, 2014.

(4)         Security, or a portion of these securities, have been segregated by the Advisor as collateral for open derivative positions.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $195,032,046, and the unrealized appreciation and depreciation were $1,391,518 and $(4,627,741), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Bank of America Securities	2/7/14	USD	1,612,349	ZAR	16,800,000	$(101,918)
Bank of America Securities	2/25/14	PLN	9,850,000	USD	3,145,488	25,353
Bank of America Securities	3/3/14	USD	1,587,654	INR	100,000,000	(2,433)
Bank of America Securities	3/10/14	THB	35,400,000	USD	1,087,624	17,380
Bank of America Securities	3/11/14	CNY	13,100,000	USD	2,148,774	(11,483)
Bank of America Securities	3/12/14	CZK	61,100,000	USD	3,069,735	76,126
Bank of America Securities	4/8/14	MYR	2,500,000	USD	758,058	13,972
Bank of America Securities	4/21/14	USD	984,171	CNY	6,000,000	4,656
Barclays Capital	2/25/14-4/16/14	EUR	2,880,000	USD	3,890,103	5,646
Barclays Capital	3/3/14	INR	120,000,000	USD	1,893,192	(9,074)
Barclays Capital	3/3/14	USD	507,998	HUF	113,000,000	(20,887)
Barclays Capital	3/3/14	USD	509,005	INR	32,500,000	6,192
Barclays Capital	3/11/14	CNY	2,800,000	USD	444,995	(16,739)
Barclays Capital	3/11/14-5/5/14	USD	3,580,267	CNY	22,513,319	131,362
Barclays Capital	4/28/14	HUF	1,160,000,000	USD	5,054,679	75,376
Barclays Capital	4/29/14-4/30/14	PLN	20,650,000	USD	6,666,129	152,799
China International Capital	2/5/14-3/31/14	MXP	81,500,000	USD	6,184,489	105,590
China International Capital	2/25/14-3/3/14	USD	5,058,550	PLN	15,350,000	(196,583)
China International Capital	3/12/14	SGD	4,600,000	USD	3,680,539	77,622
China International Capital	3/13/14	BRL	10,100,000	USD	4,230,366	89,471
Citigroup Global Markets	2/12/14	USD	2,941,732	EUR	2,200,000	25,523
Citigroup Global Markets	3/3/14	GBP	2,900,000	USD	4,770,126	3,875
Citigroup Global Markets	3/3/14-5/2/14	MXP	120,703,635	USD	9,130,788	134,742
Citigroup Global Markets	4/30/14	USD	3,845,517	JPY	395,000,000	22,475
Citigroup Global Markets	5/5/14	USD	1,254,024	INR	71,234,120	(141,764)
Citigroup Global Markets	5/6/15	CNY	12,000,000	USD	1,884,583	(85,307)
Citigroup Global Markets	5/6/15	USD	1,916,933	CNY	12,000,000	52,957
Deutsche Bank Securities	2/12/14	EUR	2,330,000	USD	3,137,928	(4,666)
Deutsche Bank Securities	2/18/14	USD	196,553	THB	6,500,000	170
Deutsche Bank Securities	2/25/14-4/30/14	PLN	9,750,000	USD	3,098,483	20,030
Deutsche Bank Securities	2/27/14-5/5/14	CNY	19,392,292	USD	3,178,217	(18,802)
Deutsche Bank Securities	2/27/14-5/5/14	USD	6,140,557	CNY	37,859,920	100,881
Deutsche Bank Securities	2/28/14-5/2/14	MXP	35,656,365	USD	2,664,084	11,673
Deutsche Bank Securities	3/11/14	MYR	2,670,000	USD	828,652	32,580
Deutsche Bank Securities	3/12/14	THB	73,000,000	USD	2,256,569	49,802
Deutsche Bank Securities	4/7/14	USD	524,910	INR	33,400,000	104
Deutsche Bank Securities	4/16/14	USD	3,348,916	HUF	735,000,000	(191,053)
Deutsche Bank Securities	4/16/14	USD	5,575,652	JPY	578,000,000	83,839
Enskilda Securities	3/13/14	BRL	1,690,000	USD	700,373	7,491
HSBC	2/24/14	MXP	56,800,000	USD	4,354,092	114,852
HSBC	3/3/14	PLN	3,800,000	USD	1,239,439	36,191
HSBC	5/5/14	INR	73,000,000	USD	1,217,072	77,239
HSBC	5/5/14	USD	924,302	CNY	5,759,264	24,665
HSBC	2/18/14-3/18/14	THB	154,000,000	USD	4,779,415	122,429
JPMorgan Securities	2/12/14-2/25/14	USD	1,704,924	EUR	1,266,015	2,640
JPMorgan Securities	3/3/14-4/16/14	HUF	848,000,000	USD	3,779,332	134,358
JPMorgan Securities	3/24/14	EUR	878,000	USD	1,198,212	14,008
JPMorgan Securities	3/31/14	MXP	48,850,000	USD	3,683,069	47,947
JPMorgan Securities	4/14/14	CZK	96,300,000	USD	4,761,075	41,593
JPMorgan Securities	4/29/14	PLN	5,900,000	USD	1,912,642	51,637
JPMorgan Securities	4/17/14-4/29/14	SGD	7,760,000	USD	6,086,918	8,743

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)

Royal Bank of Scotland	3/3/14-4/28/14	USD	9,133,419	GBP	5,550,000	$(13,589)
Royal Bank of Scotland	4/16/14	USD	1,299,652	EUR	950,000	(18,345)
Standard Bank	2/7/14	ZAR	16,800,000	USD	1,617,282	106,851
Standard Bank	3/11/14-5/5/14	CNY	43,507,708	USD	7,132,624	(38,458)
Standard Bank	3/11/14-5/5/14	USD	1,876,272	CNY	11,767,497	63,296
Standard Bank	3/11/14-5/5/14	USD	4,537,218	INR	279,765,880	(118,044)
Standard Bank	4/14/14	CZK	52,750,000	USD	2,628,105	42,926
Standard Bank	4/16/14	IDR	24,000,000,000	USD	1,943,320	4,072
Standard Bank	4/29/14	SGD	4,126,000	USD	3,233,365	1,580
Standard Chartered	3/3/14	SGD	8,563,000	USD	6,825,664	118,740
Standard Chartered	5/5/14	CNY	5,100,000	USD	812,943	(27,395)
State Street Bank	2/12/14	EUR	1,090,000	USD	1,455,237	(14,903)
State Street Bank	2/12/14-2/25/14	USD	1,612,415	EUR	1,193,985	(1,989)
State Street Bank	3/3/14	CZK	65,050,000	USD	3,237,236	50,322
State Street Bank	3/3/14	PLN	1,240,000	USD	399,996	7,357
State Street Bank	3/11/14	IDR	7,200,000,000	USD	584,890	(1,003)
State Street Bank	3/12/14	MXP	62,900,000	USD	4,860,521	172,210
State Street Bank	4/7/14	USD	2,382,819	INR	152,000,000	6,463
State Street Bank	5/5/14	INR	33,000,000	USD	553,074	37,807
						$1,581,178

BRL — Brazilian Real

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PLN — Polish Zloty

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2014 (unaudited)

The following is a summary of the inputs used as of January 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$60,871,865	$—	$—	$60,871,865
Total Investments in Securities	$60,871,865	$—	$—	$60,871,865

Schroder Emerging Market Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Brazil	$64,637,887	$—	$—	$64,637,887
China	23,807,866	190,144,514	—	213,952,380
Czech Republic	2,390,996	—	—	2,390,996
Egypt	—	2,247,695	—	2,247,695
Greece	4,864,679	—	—	4,864,679
Hong Kong	—	14,048,982	—	14,048,982
Hungary	20,758,251	—	—	20,758,251
India	62,717,171	—	—	62,717,171
Malaysia	—	22,042,263	—	22,042,263
Mexico	34,035,999	—	—	34,035,999
Peru	4,479,080	—	—	4,479,080
Philippines	1,401,900	6,659,077	—	8,060,977
Poland	16,636,075	—	—	16,636,075
Qatar	1,163,283	3,015,849	—	4,179,132
Russia	81,285,725	—	—	81,285,725
South Africa	22,569,668	—	—	22,569,668
South Korea	—	193,072,178	—	193,072,178
Taiwan	—	113,681,204	—	113,681,204
Thailand	21,719,382	—	—	21,719,382
Turkey	13,071,827	—	—	13,071,827
United Arab Emirates	—	7,196,772	—	7,196,772
Total Common Stock	$375,539,789	$552,108,534	$—	$927,648,323

Preferred Stock
Brazil	20,404,192	—	—	20,404,192
Total Preferred Stock	20,404,192	—	—	20,404,192

Equity-Linked Warrants
Russia	—	10,237,036	—	10,237,036
Total Equity-Linked Warrants	—	10,237,036	—	10,237,036

Total Investments in Securities	$395,943,981	$562,345,570	$—	$958,289,551

Schroder International Multi-Cap Value Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (4)
Australia	$6,087,373	$—	$—	$6,087,373
Austria	2,184,876	—	—	2,184,876
Belgium	1,208,078	—	—	1,208,078
Bermuda	1,093,354	—	—	1,093,354
Brazil	1,215,428	—	—	1,215,428
British Virgin Islands	165,668	—	—	165,668
Cambodia	—	99,509	—	99,509
Canada	6,343,310	—	—	6,343,310
Chile	120,722	—	—	120,722
China	82,152	2,180,898	—	2,263,050
Czech Republic	487,909	—	—	487,909
Denmark	1,856,393	—	—	1,856,393
Egypt	88,834	—	—	88,834
Finland	2,553,796	—	—	2,553,796
France	10,123,105	—	—	10,123,105
Gabon	66,278	—	—	66,278
Germany	4,914,768	—	—	4,914,768
Greece	343,127	—	—	343,127
Guernsey	482,198	—	—	482,198
Hong Kong	486,318	7,089,979	—	7,576,297
Indonesia	—	1,014,603	—	1,014,603
Ireland	33,854	—	—	33,854
Isle of Man	11,609	—	—	11,609
Israel	1,063,711	2,744,645	—	3,808,356
Italy	4,160,373	—	—	4,160,373
Japan	32,808,841	250,472	—	33,059,313
Kazakhstan	173,698	—	—	173,698
Liechtenstein	18,933	—	—	18,933
Luxembourg	337,817	—	—	337,817
Malaysia	104,917	118,698	—	223,615
Mexico	109,187	—	—	109,187
Netherlands	3,795,026	—	—	3,795,026
New Zealand	320,990	—	—	320,990
Norway	3,072,027	—	—	3,072,027
Philippines	148,950	120,935	—	269,885
Poland	987,465	—	—	987,465
Portugal	755,471	—	—	755,471
Russia	2,127,833	—	—	2,127,833
Singapore	—	2,271,167	—	2,271,167
South Africa	2,240,775	—	—	2,240,775
South Korea	55,832	4,203,234	—	4,259,066
Spain	1,853,350	—	—	1,853,350
Sweden	2,519,795	—	—	2,519,795
Switzerland	4,625,414	—	—	4,625,414
Taiwan	107,232	3,654,472	—	3,761,704
Thailand	1,237,433	—	—	1,237,433
Turkey	455,430	—	—	455,430
United Kingdom	25,196,212	1,052,512	—	26,248,724
Total Common Stock	$128,225,862	$24,801,124	$—	$153,026,986

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$1,276,648	$—	$—	$1,276,648
Germany	534,165	—	—	534,165
Italy	31,018	—	—	31,018
Total Preferred Stock	1,841,831	—	—	1,841,831

Investment Companies
Australia	54,741	—	—	54,741
Guernsey	90,573	—	—	90,573
Switzerland	236,829	—	—	236,829
Total Investment Companies	382,143	—	—	382,143

Rights
Austria	—	—	—	—
Hong Kong	—	—	—	—
Total Rights	—	—	—	—

Total Investments in Securities	$130,449,836	$24,801,124	$—	$155,250,960

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Depreciation	$(79,310)	$—	$—	$(79,310)
Forwards — Unrealized Appreciation	—	105,915	—	105,915
Forwards — Unrealized Depreciation	—	(29,102)	—	(29,102)

Total Other Financial Instruments	$(79,310)	$76,813	$—	$(2,497)

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (5)
Brazil	$1,034,352	$—	$—	$1,034,352
Chile	156,264	—	—	156,264
China	544,783	2,193,741	—	2,738,524
Colombia	92,502	—	—	92,502
Czech Republic	241,834	—	—	241,834
Egypt	—	246,119	—	246,119
Greece	175,272	—	—	175,272
Hong Kong	—	1,459,631	—	1,459,631
Hungary	160,710	—	—	160,710
India	356,800	—	—	356,800
Indonesia	—	475,592	—	475,592
Kazakhstan	173,176	—	—	173,176
Malaysia	104,464	605,695	—	710,159
Mexico	367,311	—	—	367,311
Morocco	55,031	—	—	55,031
Netherlands	44,317	—	—	44,317
Peru	26,384	—	—	26,384
Philippines	71,496	85,648	—	157,144
Poland	471,163	—	—	471,163
Qatar	78,900	11,278	—	90,178
Russia	1,179,022	—	—	1,179,022
South Africa	2,235,458	—	—	2,235,458
South Korea	214,453	1,833,122	—	2,047,575
Taiwan	280,714	2,294,644	—	2,575,358
Thailand	720,829	—	—	720,829
Turkey	409,448	—	—	409,448
United Kingdom	139,836	—	—	139,836
Total Common Stock	$9,334,519	$9,205,470	$—	$18,539,989

Preferred Stock
Brazil	609,542	—	—	609,542
Total Preferred Stock	609,542	—	—	609,542

Total Investments in Securities	$9,944,061	$9,205,470	$—	$19,149,531

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Depreciation	$(13,993)	$—	$—	$(13,993)
Forwards — Unrealized Appreciation	—	24,423	—	24,423
Forwards — Unrealized Depreciation	—	(173)	—	(173)

Total Other Financial Instruments	$(13,993)	$24,250	$—	$10,257

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2014, the Fund had securities with a total value of $549,092,685 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $3,015,849 transfer from Level 1 to Level 2. The change occurred due to a halt in trading of this security.

(4)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2014, the Fund had securities with a total value of $24,779,018 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $22,106 transfer from Level 1 to Level 2. The change occurred due to a halt in trading of these securities.

(5)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2014, the Fund had securities with a total value of $9,172,633 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $32,837 transfer from Level 1 to Level 2. The change occurred due to a halt in trading of this security.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$49,163,445	$—	$49,163,445
U.S. Government Mortgage-Backed Obligations	—	34,848,462	—	34,848,462
U.S. Treasury Obligations	—	22,436,389	—	22,436,389
Asset-Backed Securities	—	14,939,996	—	14,939,996
Collateralized Mortgage Obligations	—	11,238,368	—	11,238,368
Municipal Bonds	—	7,504,436	—	7,504,436
Sovereign Governments	—	5,718,722	—	5,718,722
Commercial Mortgage-Backed Obligations	—	3,407,758	—	3,407,758
Total Investments in Securities	$—	$149,257,576	$—	$149,257,576

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Appreciation	$94,728	$	$—	$94,728
Futures — Unrealized Depreciation	(107,748)	—	—	(107,748)
Forwards — Unrealized Appreciation	—	28,902	—	28,902
Total Other Financial Instruments	$(13,020)	$28,902	$—	$15,882

Schroder Broad Tax-Aware Value Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$87,677,439	$—	$87,677,439
Corporate Obligations	—	4,966,778	—	4,966,778
Total Investments in Securities	$—	$92,644,217	$—	$92,644,217

Schroder Long Duration Investment-Grade Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$24,424,359	$—	$24,424,359
Tax-Exempt Municipal Bonds	—	11,160,732	—	11,160,732
Taxable Municipal Bonds	—	2,816,405	—	2,816,405
U.S. Treasury Obligations	—	5,678,837	—	5,678,837
Asset-Backed Security	—	1,055,769	—	1,055,769
Total Investments in Securities	$—	$45,136,102	$—	$45,136,102

Schroder Emerging Markets Multi-Sector Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$10,469,310	$—	$10,469,310
Foreign Government Bonds	—	9,956,345	—	9,956,345
Convertible Bonds	—	2,320,958	—	2,320,958
Total Investments in Securities	$—	$22,746,613	$—	$22,746,613

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$67,158	$—	$67,158
Forwards — Unrealized Depreciation	—	(79,922)	—	(79,922)
Credit Default Swaps — Unrealized Depreciation	—	(16,367)	—	(16,367)
Total Other Financial Instruments	$—	$(29,131)	$—	$(29,131)

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$113,832,461	$—	$113,832,461
U.S. Treasury Obligations	—	76,547,112	—	76,547,112
Convertible Bond	—	1,416,250	—	1,416,250
Total Investments in Securities	$—	$191,795,823	$—	$191,795,823

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$2,615,613	$—	$2,615,613
Forwards — Unrealized Depreciation	—	(1,034,435)	—	(1,034,435)
Total Other Financial Instruments	$—	$1,581,178	$—	$1,581,178

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.         Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through January 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 31, 2014

*               Print the name and title of each signing officer under his or her signature.